UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

August 31, 2009 (Unaudited)	Columbia High Yield Opportunity Fund

		Par (a)		Value ($)*
Corporate Fixed-Income Bonds & Notes(a) — 95.9%
BASIC MATERIALS — 9.1%
Chemicals — 2.3%
Agricultural Chemicals — 0.3%
Terra Capital, Inc.
	7.000% 02/01/17	1,060,000		999,050
				999,050
Chemicals-Diversified — 1.6%
Huntsman International LLC
	6.875% 11/15/13 (b)	EUR	800,000	940,441
	7.875% 11/15/14	1,475,000		1,312,750
Ineos Group Holdings PLC
	8.500% 02/15/16 (b)	2,485,000		1,143,100
INVISTA
	9.250% 05/01/12 (b)	2,055,000		2,016,469
				5,412,760
Chemicals-Specialty — 0.4%
Chemtura Corp.
	6.875% 06/01/16 (c)	1,660,000		1,510,600
				1,510,600
Chemicals Total				7,922,410
Forest Products & Paper — 2.4%
Paper & Related Products — 2.4%
Cascades, Inc.
	7.250% 02/15/13	1,135,000		1,069,737
Clearwater Paper Corp.
	10.625% 06/15/16 (b)	405,000		433,856
Domtar Corp.
	7.125% 08/15/15	780,000		750,750
Georgia-Pacific Corp.
	8.000% 01/15/24	3,050,000		2,836,500
NewPage Corp.
	10.000% 05/01/12	1,225,000		664,563
PE Paper Escrow GmbH
	12.000% 08/01/14 (b)	1,245,000		1,276,125
Westvaco Corp.
	8.200% 01/15/30	1,030,000		1,012,110
				8,043,641
Forest Products & Paper Total				8,043,641

1

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 1.3%
Steel-Producers — 1.3%
Russel Metals, Inc.
	6.375% 03/01/14	870,000	765,600
Steel Dynamics, Inc.
	8.250% 04/15/16 (b)	2,070,000	2,033,775
United States Steel Corp.
	7.000% 02/01/18	1,890,000	1,803,400
			4,602,775
Iron/Steel Total			4,602,775
Metals & Mining — 3.1%
Diversified Minerals — 1.5%
FMG Finance Ltd.
	10.625% 09/01/16 (b)	2,255,000	2,424,125
Teck Resources Ltd.
	10.750% 05/15/19	2,490,000	2,835,488
			5,259,613
Metal-Diversified — 1.4%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	4,490,000	4,680,825
			4,680,825
Mining Services — 0.2%
Noranda Aluminium Holding Corp.
	PIK,
	7.163% 11/15/14 (d)	1,484,574	638,367
			638,367
Metals & Mining Total			10,578,805
BASIC MATERIALS TOTAL			31,147,631
COMMUNICATIONS — 20.2%
Advertising — 0.2%
Advertising Agencies — 0.2%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	385,000	355,162
	10.000% 07/15/17 (b)	405,000	423,225
			778,387
Advertising Total			778,387

2

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
COMMUNICATIONS — (continued)
Media — 4.8%
Broadcast Services/Programs — 0.1%
Liberty Media LLC
	8.250% 02/01/30	355,000	269,800
			269,800
Cable TV — 3.3%
Cablevision Systems Corp.
	8.000% 04/15/12	630,000	644,175
Charter Communications Holdings II LLC
	10.250% 09/15/10 (e)	1,885,000	2,094,706
Charter Communications Operating LLC / Charter Communications Operating Capital
	10.375% 04/30/14 (b)(e)	2,080,000	2,106,000
CSC Holdings, Inc.
	8.500% 06/15/15 (b)	1,090,000	1,100,900
	8.625% 02/15/19 (b)	600,000	606,000
DirecTV Holdings LLC
	6.375% 06/15/15	1,525,000	1,544,063
EchoStar DBS Corp.
	6.625% 10/01/14	3,480,000	3,306,000
			11,401,844
Publishing-Books — 0.9%
TL Acquisitions, Inc.
	10.500% 01/15/15 (b)	3,175,000	2,889,250
			2,889,250
Radio — 0.4%
CMP Susquehanna Corp.
	3.440% 05/15/14 (f)	112,000	50,400
Sirius XM Radio, Inc.
	9.750% 09/01/15 (b)	1,280,000	1,280,000
			1,330,400
Television — 0.1%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15 (b)	1,081,500	292,005
			292,005
Media Total			16,183,299
Telecommunication Services — 15.2%
Cellular Telecommunications — 5.0%
Cricket Communications, Inc.
	9.375% 11/01/14	2,785,000	2,624,862
Digicel Group Ltd.
	8.875% 01/15/15 (b)	3,390,000	3,025,575
MetroPCS Wireless, Inc.
	9.250% 11/01/14	2,450,000	2,404,063

3

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
COMMUNICATIONS — (continued)
Nextel Communications, Inc.
	7.375% 08/01/15	2,800,000	2,390,500
NII Capital Corp.
	10.000% 08/15/16 (b)	600,000	594,000
Orascom Telecom Finance SCA
	7.875% 02/08/14 (b)	855,000	769,500
Wind Acquisition Finance SA
	11.750% 07/15/17 (b)	4,500,000	5,231,428
			17,039,928
Media — 1.4%
Nielsen Finance LLC / Nielsen Finance Co.
	11.500% 05/01/16	1,925,000	1,915,375
Quebecor Media, Inc.
	7.750% 03/15/16	2,930,000	2,761,525
			4,676,900
Satellite Telecommunications — 2.2%
Inmarsat Finance II PLC
	10.375% 11/15/12	1,440,000	1,494,000
Inmarsat Finance PLC
	7.625% 06/30/12	795,000	787,050
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	5,155,000	5,374,087
			7,655,137
Telecommunication Equipment — 0.8%
Lucent Technologies, Inc.
	6.450% 03/15/29	4,000,000	2,720,000
			2,720,000
Telecommunication Services — 1.9%
Hellas Telecommunications Luxembourg II
	6.259% 01/15/15 (b)(d)	900,000	153,000
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16 (b)	1,490,000	1,512,350
SBA Telecommunications, Inc.
	8.250% 08/15/19 (b)	540,000	542,700
Syniverse Technologies, Inc.
	7.750% 08/15/13	1,095,000	1,012,875
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	1,270,000	1,292,225

4

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
COMMUNICATIONS — (continued)
West Corp.
	11.000% 10/15/16	2,285,000	2,107,913
			6,621,063
Telephone-Integrated — 3.6%
Citizens Communications Co.
	7.875% 01/15/27	2,670,000	2,309,550
Qwest Communications International, Inc.
	7.500% 02/15/14	2,520,000	2,431,800
Qwest Corp.
	7.500% 10/01/14	1,045,000	1,035,856
	7.500% 06/15/23	2,500,000	2,125,000
Virgin Media Finance PLC
	9.500% 08/15/16	1,745,000	1,792,988
Windstream Corp.
	8.625% 08/01/16	2,740,000	2,750,275
			12,445,469
Wireless Equipment — 0.3%
Crown Castle International Corp.
	9.000% 01/15/15	820,000	852,800
			852,800
Telecommunication Services Total			52,011,297
COMMUNICATIONS TOTAL			68,972,983
CONSUMER CYCLICAL — 12.1%
Apparel — 0.6%
Apparel Manufacturers — 0.6%
Levi Strauss & Co.
	9.750% 01/15/15	2,045,000	2,091,013
			2,091,013
Apparel Total			2,091,013
Auto Manufacturers — 0.2%
Auto-Cars/Light Trucks — 0.2%
General Motors Corp.
	7.200% 01/15/11 (c)	1,330,000	196,175
	8.375% 07/15/33 (c)	3,185,000	489,694
			685,869
Auto Manufacturers Total			685,869
Auto Parts & Equipment — 0.9%
Auto/Truck Parts & Equipment-Original — 0.3%
TRW Automotive, Inc.
	7.000% 03/15/14 (b)	1,050,000	913,500
			913,500

5

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
CONSUMER CYCLICAL — (continued)
Rubber-Tires — 0.6%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	1,438,000	1,459,570
	10.500% 05/15/16	535,000	571,112
			2,030,682
Auto Parts & Equipment Total			2,944,182
Entertainment — 2.4%
Casino Services — 0.4%
American Casino & Entertainment Properties LLC
	11.000% 06/15/14 (b)	1,705,000	1,419,413
			1,419,413
Gambling (Non-Hotel) — 1.2%
Boyd Gaming Corp.
	6.750% 04/15/14	500,000	435,625
	7.125% 02/01/16	1,330,000	1,107,225
Jacobs Entertainment, Inc.
	9.750% 06/15/14	1,225,000	1,102,500
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	765,000	665,550
	8.625% 08/01/17 (b)	890,000	876,650
			4,187,550
Music — 0.8%
WMG Acquisition Corp.
	7.375% 04/15/14	1,555,000	1,403,387
WMG Holdings Corp.
	(g) 12/15/14 (9.500% 12/15/09)	1,325,000	1,152,750
			2,556,137
Resorts/Theme Parks — 0.0%
Six Flags, Inc.
	9.625% 06/01/14 (c)	950,000	80,750
			80,750
Entertainment Total			8,243,850
Home Builders — 1.4%
Building-Residential/Commercial — 1.4%
D.R. Horton, Inc.
	5.625% 09/15/14	1,635,000	1,536,900
	5.625% 01/15/16	720,000	644,400

6

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
CONSUMER CYCLICAL — (continued)
KB Home
	5.875% 01/15/15	2,305,000	2,086,025
Ryland Group, Inc.
	8.400% 05/15/17	680,000	690,200
			4,957,525
Home Builders Total			4,957,525
Home Furnishings — 0.0%
Simmons Co.
	PIK,
	7.351% 02/15/12 (d)(h)	1,853,527	27,803
			27,803
Home Furnishings Total			27,803
Lodging — 3.1%
Casino Hotels — 1.6%
Harrah’s Operating Co., Inc.
	10.000% 12/15/18 (b)	1,178,000	824,600
Harrahs Operating Escrown LLC/Harrahs Escrow Corp.
	11.250% 06/01/17 (b)	1,320,000	1,343,100
Majestic Star LLC
	9.750% 01/15/11 (i)	3,195,000	323,494
MGM Mirage
	6.750% 09/01/12	2,825,000	2,252,937
Snoqualmie Entertainment Authority
	4.680% 02/01/14 (b)(d)	280,000	137,200
	9.125% 02/01/15 (b)	1,115,000	613,250
			5,494,581
Gambling (Non-Hotel) — 0.7%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15 (b)	2,420,000	508,200
Seminole Indian Tribe of Florida
	7.804% 10/01/20 (b)	2,000,000	1,716,220
			2,224,420
Hotels & Motels — 0.8%
Host Hotels & Resorts LP
	6.750% 06/01/16	1,495,000	1,390,350
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	1,550,000	1,402,750
			2,793,100
Lodging Total			10,512,101

7

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
CONSUMER CYCLICAL — (continued)
Retail — 3.5%
Retail-Apparel/Shoe — 0.6%
Limited Brands, Inc.
	8.500% 06/15/19 (b)	1,235,000	1,251,093
Phillips-Van Heusen Corp.
	8.125% 05/01/13	1,010,000	1,025,150
			2,276,243
Retail-Computer Equipment — 0.2%
GameStop Corp. / GameStop, Inc.
	8.000% 10/01/12	660,000	668,250
			668,250
Retail-Discount — 0.7%
Dollar General Corp.
	PIK,
	11.875% 07/15/17	2,125,000	2,385,313
			2,385,313
Retail-Drug Stores — 0.5%
Rite Aid Corp.
	9.500% 06/15/17	2,390,000	1,720,800
			1,720,800
Retail-Propane Distributors — 1.1%
AmeriGas Partners LP
	7.125% 05/20/16	1,405,000	1,345,287
	7.250% 05/20/15	405,000	390,825
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	730,000	722,700
	8.750% 03/01/15 (b)	1,220,000	1,232,200
			3,691,012
Retail-Toy Store — 0.4%
Toys R US, Inc.
	7.375% 10/15/18	1,850,000	1,359,750
			1,359,750
Retail Total			12,101,368
CONSUMER CYCLICAL TOTAL			41,563,711
CONSUMER NON-CYCLICAL — 16.7%
Beverages — 0.7%
Beverages-Non-Alcoholic — 0.3%
Cott Beverages, Inc.
	8.000% 12/15/11	1,005,000	991,181
			991,181

8

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
CONSUMER NON-CYCLICAL — (continued)
Beverages-Wine/Spirits — 0.4%
Constellation Brands, Inc.
	8.125% 01/15/12	1,325,000	1,325,000
			1,325,000
Beverages Total			2,316,181
Biotechnology — 0.3%
Medical-Biomedical/Gene — 0.3%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	1,010,000	1,010,000
			1,010,000
Biotechnology Total			1,010,000
Commercial Services — 3.6%
Commercial Services — 1.1%
ARAMARK Corp.
	8.500% 02/01/15	1,965,000	1,906,050
Iron Mountain, Inc.
	8.000% 06/15/20	1,690,000	1,632,962
	8.375% 08/15/21	120,000	119,250
			3,658,262
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14 (b)	1,025,000	553,500
			553,500
Funeral Services & Related Items — 0.6%
Service Corp. International
	6.750% 04/01/16	645,000	606,300
	7.000% 06/15/17	1,500,000	1,402,500
			2,008,800
Private Corrections — 0.7%
Corrections Corp. of America
	6.250% 03/15/13	1,155,000	1,129,013
GEO Group, Inc.
	8.250% 07/15/13	1,370,000	1,363,150
			2,492,163
Rental Auto/Equipment — 1.1%
Ashtead Holdings PLC
	8.625% 08/01/15 (b)	1,525,000	1,338,188
Rental Service Corp.
	9.500% 12/01/14	1,540,000	1,378,300
United Rentals North America, Inc.
	6.500% 02/15/12	965,000	926,400
			3,642,888
Commercial Services Total			12,355,613

9

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — 3.2%
Food-Meat Products — 1.7%
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (b)	2,500,000	2,625,000
Smithfield Foods, Inc.
	10.000% 07/15/14 (b)	1,655,000	1,688,100
Tyson Foods, Inc.
	10.500% 03/01/14	1,195,000	1,332,425
			5,645,525
Food-Miscellaneous/Diversified — 1.1%
Del Monte Corp.
	6.750% 02/15/15	1,040,000	1,008,800
Pinnacle Foods Finance LLC
	9.250% 04/01/15	2,090,000	2,001,175
Reddy Ice Holdings, Inc.
	10.500% 11/01/12	1,185,000	906,525
			3,916,500
Retail-Hypermarkets — 0.4%
New Albertsons, Inc.
	8.000% 05/01/31	1,520,000	1,318,600
			1,318,600
Food Total			10,880,625
Healthcare Products — 1.2%
Medical Products — 1.2%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	4,025,000	4,196,063
			4,196,063
Healthcare Products Total			4,196,063
Healthcare Services — 5.1%
Dialysis Centers — 0.3%
DaVita, Inc.
	7.250% 03/15/15	1,075,000	1,037,375
			1,037,375
Medical-HMO — 0.4%
Coventry Health Care, Inc.
	5.875% 01/15/12	355,000	354,878
Health Net, Inc.
	6.375% 06/01/17	1,275,000	1,102,875
			1,457,753

10

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
CONSUMER NON-CYCLICAL — (continued)
Medical-Hospitals — 3.5%
Community Health Systems, Inc.
	8.875% 07/15/15	3,260,000	3,272,225
HCA, Inc.
	9.250% 11/15/16	1,555,000	1,574,437
	PIK,
	9.625% 11/15/16	7,121,000	7,192,210
			12,038,872
Physical Therapy/Rehab Centers — 0.3%
Healthsouth Corp.
	10.750% 06/15/16	1,030,000	1,089,225
			1,089,225
Physician Practice Management — 0.6%
U.S. Oncology Holdings, Inc.
	PIK,
	6.904% 03/15/12 (d)	1,140,000	969,000
U.S. Oncology, Inc.
	9.125% 08/15/17 (b)	985,000	1,024,400
			1,993,400
Healthcare Services Total			17,616,625
Household Products/Wares — 0.7%
Consumer Products-Miscellaneous — 0.7%
American Greetings Corp.
	7.375% 06/01/16	1,220,000	1,043,100
Jostens IH Corp.
	7.625% 10/01/12	1,185,000	1,190,925
			2,234,025
Household Products/Wares Total			2,234,025
Pharmaceuticals — 1.9%
Medical-Drugs — 1.4%
Elan Finance PLC
	4.440% 11/15/11 (d)	455,000	427,700
	8.875% 12/01/13	1,580,000	1,524,700
Valeant Pharmaceuticals International
	8.375% 06/15/16 (b)	795,000	806,925
Warner Chilcott Corp.
	8.750% 02/01/15	1,918,000	1,908,410
			4,667,735
Pharmacy Services — 0.5%
Omnicare, Inc.
	6.750% 12/15/13	1,750,000	1,653,750

11

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
CONSUMER NON-CYCLICAL — (continued)
	6.875% 12/15/15	80,000	74,800
			1,728,550
Pharmaceuticals Total			6,396,285
CONSUMER NON-CYCLICAL TOTAL			57,005,417
DIVERSIFIED — 0.3%
Diversified Holding Companies — 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
	7.125% 02/15/13	1,005,000	954,750
Diversified Holding Companies Total			954,750
DIVERSIFIED TOTAL			954,750
ENERGY — 11.2%
Coal — 1.4%
Arch Western Finance LLC
	6.750% 07/01/13	2,120,000	2,024,600
Massey Energy Co.
	6.875% 12/15/13	2,870,000	2,697,800
			4,722,400
Coal Total			4,722,400
Oil & Gas — 7.3%
Oil Companies-Exploration & Production — 6.4%
Chesapeake Energy Corp.
	6.375% 06/15/15	3,855,000	3,512,868
	9.500% 02/15/15	80,000	81,600
Cimarex Energy Co.
	7.125% 05/01/17	1,945,000	1,799,125
Compton Petroleum Corp.
	7.625% 12/01/13	1,505,000	1,038,450
Connacher Oil & Gas Ltd.
	11.750% 07/15/14 (b)	975,000	989,625
Forest Oil Corp.
	8.500% 02/15/14 (b)	1,980,000	1,989,900
KCS Energy, Inc.
	7.125% 04/01/12	745,000	733,825
Newfield Exploration Co.
	6.625% 04/15/16	2,785,000	2,659,675
OPTI Canada, Inc.
	8.250% 12/15/14	2,870,000	1,865,500

12

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
ENERGY — (continued)
Penn Virginia Corp.
	10.375% 06/15/16	990,000	1,041,975
PetroHawk Energy Corp.
	7.875% 06/01/15	2,665,000	2,585,050
Quicksilver Resources, Inc.
	7.125% 04/01/16	2,550,000	2,116,500
Range Resources Corp.
	7.500% 05/15/16	720,000	712,800
Southwestern Energy Co.
	7.500% 02/01/18 (b)	675,000	679,219
			21,806,112
Oil Refining & Marketing — 0.9%
Frontier Oil Corp.
	8.500% 09/15/16	910,000	923,650
Tesoro Corp.
	6.625% 11/01/15	1,535,000	1,373,825
United Refining Co.
	10.500% 08/15/12	925,000	737,688
			3,035,163
Oil & Gas Total			24,841,275
Oil & Gas Services — 0.1%
Seismic Data Collection — 0.1%
Seitel, Inc.
	9.750% 02/15/14	880,000	528,000
			528,000
Oil & Gas Services Total			528,000
Pipelines — 2.4%
Atlas Pipeline Partners LP
	8.125% 12/15/15	1,430,000	1,172,600
El Paso Corp.
	6.875% 06/15/14	2,340,000	2,282,663
	7.250% 06/01/18	560,000	530,448
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	1,725,000	1,578,375
MarkWest Energy Partners LP
	6.875% 11/01/14	1,390,000	1,271,850
	8.500% 07/15/16	905,000	855,225

13

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
ENERGY — (continued)
Williams Companies, Inc.
	7.875% 09/01/21	545,000	590,145
			8,281,306
Pipelines Total			8,281,306
ENERGY TOTAL			38,372,981
FINANCIALS — 7.0%
Banks — 0.2%
Special Purpose Entity — 0.2%
Goldman Sachs Capital II
	5.793% 12/29/49 (d)	850,000	612,000
			612,000
Banks Total			612,000
Diversified Financial Services — 5.1%
Finance-Auto Loans — 3.1%
Ford Motor Credit Co., LLC
	7.500% 08/01/12	785,000	722,530
	7.800% 06/01/12	3,795,000	3,510,550
	8.000% 12/15/16	1,660,000	1,454,397
GMAC, LLC
	6.875% 09/15/11 (b)	2,841,000	2,620,822
	8.000% 11/01/31 (b)	2,990,000	2,309,775
			10,618,074
Finance-Consumer Loans — 0.2%
Sears Roebuck Acceptance Corp.
	7.000% 02/01/11	595,000	589,050
			589,050
Finance-Credit Card — 0.4%
Discover Financial Services
	10.250% 07/15/19	1,360,000	1,489,543
			1,489,543
Finance-Investment Banker/Broker — 0.4%
Lazard Group LLC
	7.125% 05/15/15	1,420,000	1,426,443
			1,426,443
Finance-Leasing Company — 0.3%
International Lease Finance Corp.
	5.625% 09/15/10	975,000	915,621
			915,621

14

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
FINANCIALS — (continued)
Investment Management/Advisor Service — 0.4%
Nuveen Investments, Inc.
	10.500% 11/15/15 (b)	1,715,000	1,286,250
			1,286,250
Special Purpose Entity — 0.3%
Reliance Intermediate Holdings LP
	9.500% 12/15/19 (b)	1,175,000	1,148,562
			1,148,562
Diversified Financial Services Total			17,473,543
Insurance — 1.7%
Insurance Brokers — 0.6%
HUB International Holdings, Inc.
	10.250% 06/15/15 (b)	1,335,000	1,121,400
USI Holdings Corp.
	9.750% 05/15/15 (b)	905,000	738,706
			1,860,106
Life/Health Insurance — 0.1%
Provident Companies, Inc.
	7.000% 07/15/18	465,000	411,503
			411,503
Multi-Line Insurance — 0.2%
ING Groep NV
	5.775% 12/29/49 (d)	1,230,000	682,650
			682,650
Property/Casualty Insurance — 0.8%
Asurion Corp.
	6.776% 07/02/15 (d)(h)	713,879	680,730
	6.776% 07/02/15 (d)(h)	976,121	880,949
Crum & Forster Holdings Corp.
	7.750% 05/01/17	1,425,000	1,289,625
			2,851,304
Insurance Total			5,805,563
FINANCIALS TOTAL			23,891,106
INDUSTRIALS — 11.8%
Aerospace & Defense — 1.5%
Aerospace/Defense-Equipment — 0.9%
BE Aerospace, Inc.
	8.500% 07/01/18	1,760,000	1,733,600
Sequa Corp.
	11.750% 12/01/15 (b)	2,130,000	1,341,900
			3,075,500

15

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
INDUSTRIALS — (continued)
Electronics-Military — 0.6%
L-3 Communications Corp.
	6.375% 10/15/15	2,145,000	2,021,662
			2,021,662
Aerospace & Defense Total			5,097,162
Building Materials — 0.7%
Building & Construction Products-Miscellaneous — 0.4%
Nortek, Inc.
	10.000% 12/01/13	660,000	613,800
Owens Corning
	6.500% 12/01/16	1,000,000	948,025
			1,561,825
Building Products-Cement/Aggregation — 0.3%
Texas Industries, Inc.
	7.250% 07/15/13	935,000	874,225
	7.250% 07/15/13	190,000	177,650
			1,051,875
Building Materials Total			2,613,700
Electrical Components & Equipment — 0.8%
Wire & Cable Products — 0.8%
Belden, Inc.
	7.000% 03/15/17	1,465,000	1,340,475
General Cable Corp.
	7.125% 04/01/17	1,365,000	1,306,988
			2,647,463
Electrical Components & Equipment Total			2,647,463
Electronics — 0.2%
Electronic Components-Miscellaneous — 0.2%
Flextronics International Ltd.
	6.250% 11/15/14	626,000	575,920
			575,920
Electronics Total			575,920
Engineering & Construction — 0.3%
Building & Construction-Miscellaneous — 0.3%
Esco Corp.
	8.625% 12/15/13 (b)	945,000	916,650
			916,650
Engineering & Construction Total			916,650

16

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
INDUSTRIALS — (continued)
Environmental Control — 0.3%
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.
7.625% 08/15/16 (b)	975,000	977,438
		977,438
Environmental Control Total		977,438
Machinery-Construction & Mining — 0.5%
Terex Corp.
8.000% 11/15/17	1,970,000	1,669,575
		1,669,575
Machinery-Construction & Mining Total		1,669,575
Machinery-Diversified — 0.7%
Machinery-General Industry — 0.7%
CPM Holdings, Inc.
10.625% 09/01/14 (b)	1,160,000	1,171,600
Manitowoc Co., Inc.
7.125% 11/01/13	1,725,000	1,345,500
		2,517,100
Machinery-Diversified Total		2,517,100
Miscellaneous Manufacturing — 2.3%
Diversified Manufacturing Operators — 1.5%
Bombardier, Inc.
6.300% 05/01/14 (b)	2,666,000	2,466,050
Koppers Holdings, Inc.
(g) 11/15/14 (9.875% 11/15/09)	1,400,000	1,330,000
Trinity Industries, Inc.
6.500% 03/15/14	1,526,000	1,487,850
		5,283,900
Miscellaneous Manufacturing — 0.8%
American Railcar Industries, Inc.
7.500% 03/01/14	1,205,000	1,117,638
TriMas Corp.
9.875% 06/15/12	1,821,000	1,634,347
		2,751,985
Miscellaneous Manufacturing Total		8,035,885
Packaging & Containers — 2.1%
Containers-Metal/Glass — 1.1%
BWAY Corp.
10.000% 04/15/14 (b)	990,000	1,027,125
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	1,135,000	1,123,650

17

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
INDUSTRIALS — (continued)
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (b)	595,000	590,537
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	1,095,000	1,105,950
			3,847,262
Containers-Paper/Plastic — 1.0%
Berry Plastics Holding Corp.
	8.875% 09/15/14	1,390,000	1,223,200
Solo Cup Co.
	8.500% 02/15/14	1,340,000	1,229,450
Temple-Inland, Inc.
	6.625% 01/15/16	790,000	778,948
			3,231,598
Packaging & Containers Total			7,078,860
Transportation — 2.4%
Transportation-Marine — 1.1%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	1,700,000	1,487,500
Ship Finance International Ltd.
	8.500% 12/15/13	1,085,000	1,003,625
Stena AB
	7.500% 11/01/13	695,000	625,500
Teekay Corp.
	8.875% 07/15/11	595,000	592,025
			3,708,650
Transportation-Railroad — 0.7%
RailAmerica, Inc.
	9.250% 07/01/17 (b)	660,000	682,275
TFM SA de CV
	9.375% 05/01/12	1,770,000	1,743,450
			2,425,725
Transportation-Services — 0.6%
Bristow Group, Inc.
	7.500% 09/15/17	1,090,000	1,030,050

18

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
INDUSTRIALS — (continued)
PHI, Inc.
	7.125% 04/15/13	1,085,000	1,006,337
			2,036,387
Transportation Total			8,170,762
INDUSTRIALS TOTAL			40,300,515
TECHNOLOGY — 1.7%
Computers — 0.9%
Computer Services — 0.7%
Sungard Data Systems, Inc.
	9.125% 08/15/13	2,625,000	2,598,750
			2,598,750
Computers-Memory Devices — 0.2%
Seagate Technology International
	10.000% 05/01/14 (b)	555,000	595,238
			595,238
Computers Total			3,193,988
Semiconductors — 0.8%
Electronic Components-Semiconductors — 0.8%
Amkor Technology, Inc.
	9.250% 06/01/16	1,485,000	1,522,125
Freescale Semiconductor, Inc.
	12.500% 12/15/14	1,057,356	995,677
			2,517,802
Semiconductors Total			2,517,802
TECHNOLOGY TOTAL			5,711,790
UTILITIES — 5.8%
Electric — 5.4%
Electric-Generation — 1.5%
AES Corp.
	7.750% 03/01/14	1,495,000	1,455,756
	8.000% 10/15/17	1,140,000	1,091,550
Edison Mission Energy
	7.000% 05/15/17	880,000	672,100
Intergen NV
	9.000% 06/30/17 (b)	2,060,000	2,023,950
			5,243,356
Electric-Integrated — 2.4%
CMS Energy Corp.
	6.875% 12/15/15	1,220,000	1,194,653
Energy Future Holdings Corp.
	PIK,
	11.250% 11/01/17	3,649,200	2,226,012

19

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes(a) — (continued)
UTILITIES — (continued)
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	1,025,000	994,250
Mirant Americas Generation LLC
	8.500% 10/01/21	2,280,000	1,881,000
Texas Competitive Electric Holdings Co. LLC
	PIK,
	10.500% 11/01/16	3,380,812	1,977,775
			8,273,690
Independent Power Producer — 1.5%
Dynegy Holdings, Inc.
	7.125% 05/15/18	2,660,000	1,768,900
Mirant North America LLC
	7.375% 12/31/13	15,000	14,400
NRG Energy, Inc.
	7.375% 02/01/16	1,065,000	1,018,406
	7.375% 01/15/17	1,195,000	1,138,238
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25 (b)	1,535,000	1,281,725
			5,221,669
Electric Total			18,738,715
Gas — 0.4%
Gas-Distribution — 0.4%
Centerpoint Energy, Inc.
	5.950% 02/01/17	780,000	746,163
	6.500% 05/01/18	580,000	570,501
			1,316,664
Gas Total			1,316,664
UTILITIES TOTAL			20,055,379

	Total Corporate Fixed-Income Bonds & Notes (cost of $347,783,780)		327,976,263
Municipal Bond — 0.7%
CALIFORNIA — 0.7%
CA Cabazon Band Mission Indians
	Series 2004,
	13.000% 10/01/11	3,250,000	2,288,325
CALIFORNIA TOTAL			2,288,325

	Total Municipal Bonds (cost of $3,250,000)		2,288,325

20

		Shares	Value ($)
Common Stocks — 0.0%
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
	Fairlane Management Corp.(f)(j)(k)	50,004	—
Commercial Services & Supplies Total			—
INDUSTRIALS TOTAL			—
MATERIALS — 0.0%
Metals & Mining — 0.0%
	Ormet Corp. (k)	380	380
Metals & Mining Total			380
MATERIALS TOTAL			380

	Total Common Stocks (cost of $3,040)		380
Preferred Stocks — 0.2%
COMMUNICATIONS — 0.0%
Media — 0.0%
	CMP Susquehanna Radio Holdings Corp., Series A (b)(f)(k)	26,213	262
	PTV Inc. Series A,
	10.00% 01/10/23	18	2
Media Total			264
COMMUNICATIONS TOTAL			264
U.S. GOVERNMENT AGENCY — 0.2%
Advertising — 0.2%
	Federal Home Loan Mortgage Corp., 5.775% (d)	189,100	548,390
Advertising Total			548,390
U.S. GOVERNMENT AGENCY TOTAL			548,390

	Total Preferred Stocks (cost of $274,457)		548,654

		Units
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Telecommunication Services — 0.0%
	Jazztel PLC
	Expires 07/15/10(b)(f)(j)(k)	1,435	—
Telecommunication Services Total			—

21

		Units	Value ($)
Warrants — (continued)
COMMUNICATIONS — (continued)
Media — 0.0%
	Sirius XM Radio, Inc.
	Expires 07/15/10(f)(l)	2,435	1,193
Media Total			1,193
COMMUNICATIONS TOTAL			1,193
CONSUMER NON-CYCLICAL — 0.0%
Food — 0.0%
	Pathmark Stores Inc.
	Expires 09/19/10(f)(k)	58,758	3
Food Total			3
CONSUMER NON-CYCLICAL TOTAL			3
FINANCIALS — 0.0%
Banks — 0.0%
	CNB Capital Trust I
	Expires 03/23/19 (f)(k)	29,954	299
Banks Total			299
FINANCIALS TOTAL			299

	Total Warrants (cost of $7,581,796)		1,495

		Par(a)
Short-Term Obligation — 1.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09 due on 09/01/09, at 0.140%, collateralized by a U.S. Government Agency Obligation maturing 12/03/13, market value $5,996,025 (repurchase proceeds $5,877,023	5,877,000	5,877,000

	Total Short-Term Obligation (cost of $5,877,000)		5,877,000

	Total Investments — 98.5% (cost of $364,770,073)(m)(n)		336,692,117

	Other Assets & Liabilities, Net — 1.5%		5,245,234

	Net Assets — 100.0%		341,937,351

22

Notes to Investment Portfolio:

*

Security Valuation:
Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

23

Various inputs are used to determine the value of the Fund’s investments.  Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of August 31, 2009, in valuing the Funds assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$31,147,631	$—	$31,147,631
Communications	—	68,922,583	50,400	68,972,983
Consumer Cyclical	—	41,563,711	—	41,563,711
Consumer Non-Cyclical	—	57,005,417	—	57,005,417
Diversified	—	954,750	—	954,750
Energy	—	38,372,981	—	38,372,981
Finacials	—	23,891,106	—	23,891,106
Industrials	—	40,300,515	—	40,300,515
Technology	—	5,711,790	—	5,711,790
Utilities	—	20,055,379	—	20,055,379
Total Corporate Fixed-Income Bonds & Notes	—	327,925,863	50,400	327,976,263
Total Municipal Bonds	—	2,288,325	—	2,288,325
Total Common Stocks	380	—	—	380
Preferred Stocks
Communications	2	—	262	264
U.S. Government Agency	548,390	—	—	548,390
Total Preferred Stocks	548,392	—	262	548,654
Warrants
Communications	—	1,193	—	1,193
Consumer Non-Cyclical	—	—	3	3
Financials	—	—	299	299
Total Warrants	—	1,193	302	1,495
Total Short-Term Obligation	—	5,877,000	—	5,877,000
Total Investments	548,772	336,092,381	50,964	336,692,117
Forward Foreign Currency Exchange Contracts	—	(24,123)	—	(24,123)
Total	$548,772	$336,068,258	$50,964	$336,667,994

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending August 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of May 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of August 31, 2009
Corporate Fixed Income Bonds & Notes
COMMUNICATIONS	$50,400	$477	$—	$(477)	$—	$—	$—	$—	$50,400

Preferred Stocks
COMMUNICATIONS	262	—	—	—	—	—	—	—	262

Warrants
CONSUMER NON-CYCLICAL	7	—	—	(4)	—	—	—	—	3
.
FINANCIALS	300	—	—	(1)	—	—	—	—	299

	$50,969	$477	$—	$(482)	$—	$—	$—	$—	$50,964

24

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at August 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $482.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities, which are not illiquid except for the following, amounted to $76,618,622, which represents 22.4% of net assets.

		Acquisition
	Security	Date(s)	Par/Units	Cost	Value

	Jazztel PLC
	Warrants Expiring
	7/15/10	10/21/02	1,435	$2,467	$—

	Local TV Finance
	LLC, PIK, 9.250%,
	06/15/15	05/02/07 - 06/01/09	$1,081,500	1,020,503	292,005

	Orascom Telecom
	Finance SCA
	7.875%, 02/08/14	02/01/07	$855,000	855,000	769,500

	Seminole Indian
	Tribe of Florida
	7.804% 10/01/20	09/26/07 - 10/04/07	$2,000,000	2,028,200	1,716,220

	Wind Acquisition
	Finance SA, 11.750%,
	07/15/17	07/01/09	$4,500,000	4,826,591	5,231,428
					$8,009,153

(c)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants.  Income is not being accrued.  At August 31, 2009, the value of these securities amounted to $2,277,219, which represents 0.7% of net assets.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2009.

(e)

The issuer has filed for bankruptcy protection under Chapter 11and is in default of certain debt covenants.  Income is being accrued.  At August 31, 2009, the value of these securities amounted to $4,200,706, which represents 1.2% of net assets.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $52,157, which represents less than 0.1% of net assets.

(g)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(h)	Loan participation agreement.

(i)	The issuer is in default of certain debt covenants. Income is not being accrued. At August 31, 2009, the value of this security amounted to $323,494, which represents 0.1% of net assets.

(j)	Security has no value.

(k)	Non-income producing security.

(l)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At August 31, 2009, the value of this security represents less than 0.1% of net assets.

(m)	Cost for federal income tax purposes is $365,389,374.

(n)	Unrealized appreciation and depreciation at August 31, 2009 based on cost of investments for federal income tax purposes was:

25

Unrealized	Unrealized	Net Unrealized
Appreciation	(Depreciation)	Depreciation
$13,823,175	$(42,520,432)	$(28,697,257)

Forward foreign currency exchange contracts outstanding on August 31, 2009 are:

Forward Foreign Currency Exchange		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
EUR	$974,863	$966,491	09/16/09	$(8,372)
EUR	1,247,253	1,231,502	09/17/09	(15,751)
				$(24,123)

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind

26

INVESTMENT PORTFOLIO
August 31, 2009 (Unaudited)	Columbia International Bond Fund

		Par (a)		Value ($)*
Government & Agency Obligations – 94.6%
FOREIGN GOVERNMENT OBLIGATIONS – 92.9%
African Development Bank
	1.950% 03/23/10	JPY	40,000,000	433,100
Asian Development Bank
	2.350% 06/21/27	JPY	40,000,000	418,208
Canada Housing Trust No. 1
	4.000% 06/15/12 (b)	CAD	75,000	72,220
Eksportfinans A/S
	1.600% 03/20/14	JPY	41,000,000	439,008
Eurofima
	4.375% 10/21/19	EUR	100,000	146,888
European Investment Bank
	1.250% 09/20/12	JPY	9,000,000	98,697
	1.400% 06/20/17	JPY	39,000,000	423,379
Federal Republic of Germany
	4.250% 07/04/14	EUR	280,000	433,713
	4.250% 07/04/17	EUR	275,000	426,942
Federative Republic of Brazil
	7.375% 02/03/15	EUR	20,000	32,686
	8.250% 01/20/34		50,000	61,750
Government of Belgium
	3.250% 09/28/16	EUR	240,000	343,823
Government of Canada
	4.000% 06/01/16	CAD	195,000	190,200
Government of Denmark
	5.000% 11/15/13	DKK	380,000	79,847
Government of Japan
	1.400% 12/20/18	JPY	25,000,000	273,304
	1.500% 09/20/14	JPY	50,750,000	568,450
	1.900% 09/20/23	JPY	29,000,000	318,044
Government of Malaysia
	7.500% 07/15/11		20,000	21,986
Government of New Zealand
	6.500% 04/15/13	NZD	105,000	75,763
Instituto de Credito Oficial
	0.800% 09/28/09	JPY	35,000,000	376,209
International Bank for Reconstruction & Development
	4.250% 06/01/10	EUR	120,000	176,605
	4.500% 01/25/10	GBP	60,000	99,311

1

		Par (a)		Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Japan Finance Organization for Municipal Enterprises
	1.900% 06/22/18	JPY	20,000,000	225,916
Kingdom of Netherlands
	4.000% 07/15/16	EUR	215,000	325,423
Kingdom of Norway
	4.250% 05/19/17	NOK	240,000	40,496
	5.000% 05/15/15	NOK	240,000	42,316
Kingdom of Spain
	3.800% 01/31/17	EUR	50,000	73,703
Kingdom of Sweden
	3.000% 07/12/16	SEK	285,000	39,778
	5.500% 10/08/12	SEK	275,000	42,425
New South Wales Treasury Corp.
	6.000% 04/01/19	AUD	105,000	88,137
Province of Ontario
	1.875% 01/25/10	JPY	20,000,000	215,533
Province of Quebec
	1.600% 05/09/13	JPY	9,000,000	94,169
	5.000% 04/29/19	JPY	50,000	75,258
Republic of Argentina
	8.280% 12/31/33		50,127	29,074
Republic of Austria
	4.300% 09/15/17 (b)	EUR	120,000	182,001
Republic of Finland
	4.250% 07/04/15	EUR	120,000	184,461
Republic of France
	3.500% 07/12/11	EUR	100,000	148,968
	4.000% 04/25/13	EUR	200,000	304,370
	4.250% 04/25/19	EUR	120,000	182,696
	5.500% 04/25/29	EUR	120,000	203,885
Republic of Greece
	4.300% 07/20/17	EUR	220,000	321,526
Republic of Hungary
	3.500% 07/18/16	EUR	40,000	49,660
Republic of Ireland
	4.500% 10/18/18	EUR	70,000	99,941
Republic of Italy
	4.250% 08/01/13	EUR	105,000	159,341
	4.250% 09/01/19	EUR	70,000	102,208
	5.250% 08/01/17	EUR	185,000	296,411

2

		Par (a)		Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Republic of Panama
	6.700% 01/26/36		20,000	20,350
Republic of Peru
	8.375% 05/03/16		30,000	35,100
Republic of Philippines
	8.875% 03/17/15		40,000	47,150
Republic of Poland
	4.750% 04/25/12	PLN	160,000	55,319
	5.625% 06/20/18	EUR	80,000	119,761
Republic of Portugal
	3.350% 10/15/15	EUR	65,000	93,971
Republic of South Africa
	5.250% 05/16/13	EUR	30,000	44,148
Republic of Turkey
	7.375% 02/05/25		50,000	52,688
Republic of Venezuela
	9.250% 09/15/27		75,000	54,937
Russian Federation
	7.500% 03/31/30		62,400	63,960
Switzerland Government Bond
	2.500% 03/12/16	CHF	50,000	49,750
United Kingdom Treasury
	4.000% 09/07/16	GBP	120,000	208,119
	5.000% 09/07/14	GBP	75,000	135,820
	5.000% 03/07/25	GBP	160,000	293,539
United Mexican States
	5.625% 01/15/17		50,000	50,625
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			10,363,066
U.S. GOVERNMENT OBLIGATIONS – 1.7%
U.S. Treasury Notes
	2.000% 11/30/13		100,000	99,695
	3.750% 11/15/18		90,000	92,419
	U.S. GOVERNMENT OBLIGATIONS TOTAL			192,114

	Total Government & Agency Obligations (cost of $9,995,329)			10,555,180

3

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes – 1.2%
ENERGY – 0.3%
Oil, Gas & Consumable Fuels – 0.3%
Ecopetrol SA
	7.625% 07/23/19 (b)		25,000	26,658
	Oil, Gas & Consumable Fuels Total			26,658
	ENERGY TOTAL			26,658
FINANCIALS – 0.9%
Diversified Financial Services – 0.9%
General Electric Capital Corp.
	1.000% 03/21/12	JPY	10,000,000	103,331
	Diversified Financial Services Total			103,331
	FINANCIALS TOTAL			103,331

	Total Corporate Fixed-Income Bonds & Notes (cost of $128,574)			129,989
Short-Term Obligation – 3.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 08/31/09, due 09/01/09 at 0.050%, collateralized by a U.S. Treasury obligation maturing 02/18/10, market value $419,538 (repurchase proceeds $408,001)		408,000	408,000

	Total Short-Term Obligation (cost of $408,000)			408,000

	Total Investments – 99.4% (cost of $10,531,903)(c)(d)			11,093,169

	Other Assets & Liabilities, Net – 0.6%			69,484

	Net Assets – 100.0%			11,162,653

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

4

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Fund’s investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following table summarizes the inputs used, as of August 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government & Agency Obligations
Foreign Government Obligations	$—	$10,363,066	$—	$10,363,066
U.S. Government Obligations	192,114	—	—	192,114
Total Government & Agency Obligations	192,114	10,363,066	—	10,555,180
Corporate Fixed-Income Bonds & Notes
Energy	—	26,658	—	26,658
Financials	—	103,331	—	103,331
Total Corporate Fixed-Income Bonds & Notes	—	129,989	—	129,989
Total Short-Term Obligation	—	408,000	—	408,000
Total Investments	192,114	10,901,055	—	11,093,169
Total Forward Foreign Currency Exchange Contracts	—	(591)	—	(591)
Total	$192,114	$10,900,464	$—	$11,092,578

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities, which are not illiquid, amounted to $280,879, which represents 2.5% of net assets.

(c)	Cost for federal income tax purposes is $10,531,903.

(d)	Unrealized appreciation and depreciation at August 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$609,033	$(47,767)	$561,266

Forward foreign currency exchange contract outstanding on August 31, 2009 is:

Forward Foreign Currency Exchange Contract to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
CHF	$49,963	$49,372	09/16/09	$(591)

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

6

INVESTMENT PORTFOLIO

August 31, 2009 (Unaudited)	Columbia Strategic Income Fund

		Par (a)		Value ($)*
Government & Agency Obligations — 45.4%
FOREIGN GOVERNMENT OBLIGATIONS — 31.3%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09 (b)	EUR	2,750,000	3,968,024
	7.750% 10/25/09	EUR	2,500,000	3,607,294
Banco Nacional de Desenvolvimento Economico e Social
	6.369% 06/16/18 (b)		2,850,000	2,935,500
European Investment Bank
	0.273% 09/21/11 (09/09/24) (c)(d)	JPY	2,715,000,000	28,873,565
	1.250% 09/20/12	JPY	1,135,000,000	12,446,797
	1.400% 06/20/17	JPY	1,457,000,000	15,817,007
	5.500% 12/07/11	GBP	5,250,000	9,228,928
Federal Republic of Brazil
	7.375% 02/03/15	EUR	6,950,000	11,358,407
	8.250% 01/20/34		4,700,000	5,804,500
	8.750% 02/04/25		4,500,000	5,643,000
	11.000% 08/17/40 (e)		12,400,000	16,299,800
	12.500% 01/05/22	BRL	10,275,000	6,051,494
Federal Republic of Germany
	5.000% 07/04/12	EUR	6,585,000	10,252,113
	6.000% 06/20/16	EUR	21,500,000	36,482,915
Government of Canada
	4.000% 06/01/16	CAD	8,300,000	8,095,675
	8.000% 06/01/23	CAD	8,215,000	10,814,985
	10.250% 03/15/14	CAD	2,865,000	3,483,432
Government of Japan
	1.400% 12/20/18	JPY	975,000,000	10,658,861
Government of New Zealand
	6.000% 11/15/11	NZD	6,300,000	4,497,909
	6.000% 12/15/17	NZD	1,900,000	1,330,161
Instituto de Credito Oficial
	0.800% 09/28/09	JPY	1,380,000,000	14,833,391
International Finance Corp.
	7.500% 02/28/13	AUD	9,245,000	8,256,404
Japan Finance Organization for Municipal Enterprises
	1.900% 06/22/18	JPY	910,000,000	10,279,196
Kingdom of Belgium
	3.250% 09/28/16	EUR	5,780,000	8,280,403
Kingdom of Norway
	4.250% 05/19/17	NOK	97,185,000	16,398,386
	6.000% 05/16/11	NOK	15,830,000	2,784,453

		Par (a)		Value ($)*
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Kingdom of Spain
	3.800% 01/31/17	EUR	7,110,000	10,480,534
Kingdom of Sweden
	6.750% 05/05/14	SEK	55,300,000	9,132,702
New South Wales Treasury Corp.
	6.000% 04/01/19	AUD	8,930,000	7,495,844
Pemex Project Funding Master Trust
	1.929% 06/15/10 (09/15/09) (c)(d)		4,750,000	4,738,125
	5.750% 03/01/18		10,370,000	10,058,900
Penerbangan Malaysia Bhd
	5.625% 03/15/16		3,200,000	3,353,978
Poland Government International Bond
	6.375% 07/15/19		1,470,000	1,577,122
Province of British Columbia
	5.700% 06/18/29	CAD	2,770,000	2,825,185
	9.500% 01/09/12	CAD	3,520,000	3,786,584
Republic of Argentina
	8.280% 12/31/33		9,900,080	5,742,046
Republic of Colombia
	7.375% 03/18/19		6,150,000	6,715,800
	8.125% 05/21/24		6,525,000	7,340,625
	9.750% 04/09/11		2,312,428	2,474,298
Republic of Finland
	4.250% 07/04/15	EUR	3,275,000	5,034,254
Republic of France
	4.000% 04/25/13	EUR	9,100,000	13,848,850
	4.750% 10/25/12	EUR	7,700,000	11,949,739
	5.500% 04/25/29	EUR	7,000,000	11,893,312
Republic of Hungary
	4.750% 02/03/15		2,435,000	2,374,780
Republic of Indonesia
	10.375% 05/04/14 (b)	EUR	9,180,000	10,993,050
Republic of Italy
	4.250% 02/01/15	EUR	7,765,000	11,773,875
	4.500% 08/01/18	EUR	2,600,000	3,920,286
	5.250% 08/01/17	EUR	3,600,000	5,767,989
Republic of Panama
	6.700% 01/26/36		9,300,000	9,462,750
	8.875% 09/30/27		7,270,000	8,978,450

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Republic of Peru
	7.350% 07/21/25		5,200,000	5,668,000
	8.375% 05/03/16		10,780,000	12,612,600
Republic of Philippines
	6.500% 01/20/20		3,810,000	3,890,962
	8.875% 03/17/15		10,615,000	12,512,431
Republic of Poland
	4.750% 04/25/12	PLN	16,100,000	5,566,460
	5.625% 06/20/18	EUR	4,280,000	6,407,192
	6.250% 10/24/15	PLN	35,350,000	12,684,109
Republic of South Africa
	6.500% 06/02/14		3,650,000	3,942,000
	6.875% 05/27/19		1,250,000	1,342,188
	13.000% 08/31/10	ZAR	9,666,668	1,308,726
	13.000% 08/31/11	ZAR	9,666,666	1,367,022
Republic of Turkey
	7.000% 09/26/16		5,695,000	6,022,462
	7.375% 02/05/25		7,330,000	7,723,987
	7.500% 07/14/17		2,910,000	3,157,350
Republic of Uruguay
	PIK,
	7.875% 01/15/33		8,000,000	8,370,000
Republic of Venezuela
	9.250% 09/15/27		20,225,000	14,814,812
Russian Federation
	7.500% 03/31/30		26,121,600	26,774,640
	12.750% 06/24/28		7,430,000	11,078,873
State of Qatar
	6.550% 04/09/19 (b)		3,000,000	3,202,500
United Kingdom Treasury
	5.000% 03/07/25	GBP	4,680,000	8,586,020
	8.000% 09/27/13	GBP	3,100,000	6,156,407
	9.000% 07/12/11	GBP	2,750,000	5,122,878
United Mexican States
	6.050% 01/11/40		5,350,000	5,015,625
	8.125% 12/30/19		11,020,000	13,135,840
	11.375% 09/15/16		7,590,000	10,170,600
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			636,835,362
U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Mortgage Corp.
	6.750% 03/15/31		406,000	514,400

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association
	4.375% 07/17/13		3,003,000	3,232,757
	U.S. GOVERNMENT AGENCIES TOTAL			3,747,157
U.S. GOVERNMENT OBLIGATIONS — 13.9%
U.S. Treasury Bonds
	5.375% 02/15/31 (f)		29,000,000	33,925,476
	7.500% 11/15/24 (f)		18,400,000	25,610,500
	8.875% 02/15/19 (f)		21,827,000	31,321,745
	10.625% 08/15/15 (f)		29,415,000	42,189,846
U.S. Treasury Notes
	4.250% 09/30/12		40,000,000	43,315,640
	5.000% 02/15/11 (f)		47,600,000	50,597,325
	5.125% 05/15/16		46,000,000	52,156,088
U.S. Treasury STRIPS
	(g) 05/15/23 (f)		4,550,000	2,518,634
	P.O.,
	(g) 11/15/13		2,250,000	2,049,984
	U.S. GOVERNMENT OBLIGATIONS TOTAL			283,685,238

	Total Government & Agency Obligations (cost of $872,349,472)			924,267,757

Corporate Fixed-Income Bonds & Notes — 42.1%
BASIC MATERIALS — 3.8%
Chemicals — 0.8%
Agricultural Chemicals — 0.1%
Terra Capital, Inc.
	7.000% 02/01/17		2,490,000	2,346,825
				2,346,825
Chemicals-Diversified — 0.5%
Huntsman International LLC
	6.875% 11/15/13 (b)	EUR	1,165,000	1,369,517
	7.875% 11/15/14		3,460,000	3,079,400
Ineos Group Holdings PLC
	8.500% 02/15/16 (b)		5,055,000	2,325,300
INVISTA
	9.250% 05/01/12 (b)		4,330,000	4,248,813
				11,023,030

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Chemicals-Specialty — 0.2%
Chemtura Corp.
	6.875% 06/01/16 (h)	3,350,000	3,048,500
			3,048,500
Chemicals Total			16,418,355
Forest Products & Paper — 0.8%
Paper & Related Products — 0.8%
Cascades, Inc.
	7.250% 02/15/13	2,310,000	2,177,175
Clearwater Paper Corp.
	10.625% 06/15/16 (b)	795,000	851,644
Domtar Corp.
	7.125% 08/15/15	1,845,000	1,775,812
Georgia-Pacific Corp.
	8.000% 01/15/24	6,315,000	5,872,950
NewPage Corp.
	10.000% 05/01/12	2,560,000	1,388,800
PE Paper Escrow GmbH
	12.000% 08/01/14 (b)	2,490,000	2,552,250
Westvaco Corp.
	8.200% 01/15/30	2,265,000	2,225,659
			16,844,290
Forest Products & Paper Total			16,844,290
Iron/Steel — 0.5%
Steel-Producers — 0.5%
Nucor Corp.
	5.000% 06/01/13	140,000	150,194
Russel Metals, Inc.
	6.375% 03/01/14	1,740,000	1,531,200
Steel Dynamics, Inc.
	8.250% 04/15/16 (b)	4,495,000	4,416,338
United States Steel Corp.
	7.000% 02/01/18	4,290,000	4,093,432
			10,191,164
Iron/Steel Total			10,191,164
Metals & Mining — 1.7%
Diversified Minerals — 0.5%
FMG Finance Ltd.
	10.625% 09/01/16 (b)	4,560,000	4,902,000
Teck Resources Ltd.
	10.750% 05/15/19	4,950,000	5,636,812
			10,538,812

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Metal-Diversified — 0.5%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	9,105,000	9,491,963
			9,491,963
Mining Services — 0.1%
Noranda Aluminium Holding Corp.
	PIK,
	7.163% 11/15/14 (11/16/09) (c)(d)	2,357,546	1,013,745
			1,013,745
Non-Ferrous Metals — 0.6%
Codelco, Inc.
	5.500% 10/15/13	3,000,000	3,265,254
	7.500% 01/15/19 (b)	7,500,000	9,075,187
			12,340,441
Metals & Mining Total			33,384,961
BASIC MATERIALS TOTAL			76,838,770
COMMUNICATIONS — 8.2%
Advertising — 0.1%
Advertising Agencies — 0.1%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	780,000	719,550
	10.000% 07/15/17 (b)	800,000	836,000
			1,555,550
Advertising Total			1,555,550
Media — 2.2%
Broadcast Services/Programs — 0.0%
Liberty Media LLC
	8.250% 02/01/30	770,000	585,200
			585,200
Cable TV — 1.7%
Cablevision Systems Corp.
	8.000% 04/15/12	3,299,000	3,373,227
Charter Communications Holdings II LLC
	10.250% 09/15/10 (i)	4,215,000	4,683,919
Charter Communications Operating LLC / Charter Communications Operating Capital
	10.375% 04/30/14 (b)(i)	4,340,000	4,394,250
Comcast Corp.
	6.550% 07/01/39	3,140,000	3,399,358
	6.950% 08/15/37	1,650,000	1,867,477

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
CSC Holdings, Inc.
	8.500% 06/15/15 (b)	2,595,000	2,620,950
	8.625% 02/15/19 (b)	1,330,000	1,343,300
DirecTV Holdings LLC
	6.375% 06/15/15	4,660,000	4,718,250
EchoStar DBS Corp.
	6.625% 10/01/14	7,380,000	7,011,000
Time Warner Cable, Inc.
	7.300% 07/01/38	745,000	842,944
			34,254,675
Multimedia — 0.1%
News America, Inc.
	6.400% 12/15/35	150,000	148,850
	6.550% 03/15/33	620,000	633,141
Time Warner, Inc.
	6.875% 05/01/12	945,000	1,033,470
			1,815,461
Publishing-Books — 0.3%
TL Acquisitions, Inc.
	10.500% 01/15/15 (b)	6,570,000	5,978,700
			5,978,700
Radio — 0.1%
CMP Susquehanna Corp.
	3.440% 05/15/14 (11/15/09) (d)(j)	175,000	78,750
Sirius XM Radio, Inc.
	9.750% 09/01/15 (b)	2,765,000	2,765,000
			2,843,750
Television — 0.0%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15 (b)	1,979,250	534,398
			534,398
Media Total			46,012,184
Telecommunication Services — 5.9%
Cellular Telecommunications — 2.0%
Cricket Communications, Inc.
	9.375% 11/01/14	5,885,000	5,546,612
Digicel Group Ltd.
	8.875% 01/15/15 (b)	7,360,000	6,568,800
MetroPCS Wireless, Inc.
	9.250% 11/01/14	5,080,000	4,984,750

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Nextel Communications, Inc.
	7.375% 08/01/15		5,975,000	5,101,156
NII Capital Corp.
	10.000% 08/15/16 (b)		1,585,000	1,569,150
Orascom Telecom Finance SCA
	7.875% 02/08/14 (b)		1,150,000	1,035,000
Verizon Wireless Capital LLC
	5.550% 02/01/14 (b)		2,280,000	2,465,565
	8.500% 11/15/18 (b)		570,000	717,976
Wind Acquisition Finance SA
	10.750% 12/01/15 (b)		1,195,000	1,284,625
	11.750% 07/15/17 (b)		7,705,000	8,359,925
	11.750% 07/15/17 (b)	EUR	1,755,000	2,604,026
				40,237,585
Media — 0.5%
Nielsen Finance LLC / Nielsen Finance Co.
	11.500% 05/01/16		4,375,000	4,353,125
Quebecor Media, Inc.
	7.750% 03/15/16		5,900,000	5,560,750
				9,913,875
Satellite Telecommunications — 0.8%
Inmarsat Finance PLC
	7.625% 06/30/12		800,000	792,000
	10.375% 11/15/12		3,620,000	3,755,750
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16		11,265,000	11,743,762
				16,291,512
Telecommunication Equipment — 0.3%
Lucent Technologies, Inc.
	6.450% 03/15/29		8,540,000	5,807,200
				5,807,200
Telecommunication Services — 0.7%
Hellas Telecommunications Luxembourg II
	6.259% 01/15/15 (10/15/09) (b)(c)(d)		1,385,000	235,450
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16 (b)		3,335,000	3,385,025
SBA Telecommunications, Inc.
	8.250% 08/15/19 (b)		1,540,000	1,547,700
Syniverse Technologies, Inc.
	7.750% 08/15/13		2,415,000	2,233,875

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	2,875,000	2,925,313
West Corp.
	11.000% 10/15/16	4,745,000	4,377,262
			14,704,625
Telephone-Integrated — 1.5%
BellSouth Corp.
	5.200% 09/15/14	2,205,000	2,393,541
British Telecommunications PLC
	5.950% 01/15/18	500,000	509,151
Citizens Communications Co.
	7.875% 01/15/27	5,674,000	4,908,010
Qwest Communications International, Inc.
	7.500% 02/15/14	5,730,000	5,529,450
Qwest Corp.
	7.500% 10/01/14	2,255,000	2,235,269
	7.500% 06/15/23	4,810,000	4,088,500
Telefonica Emisiones SAU
	6.421% 06/20/16	1,425,000	1,596,851
Virgin Media Finance PLC
	9.500% 08/15/16	3,805,000	3,909,637
Windstream Corp.
	8.625% 08/01/16	6,280,000	6,303,550
			31,473,959
Wireless Equipment — 0.1%
Crown Castle International Corp.
	9.000% 01/15/15	1,680,000	1,747,200
			1,747,200
Telecommunication Services Total			120,175,956
COMMUNICATIONS TOTAL			167,743,690
CONSUMER CYCLICAL — 4.3%
Apparel — 0.2%
Apparel Manufacturers — 0.2%
Levi Strauss & Co.
	9.750% 01/15/15	4,460,000	4,560,350
			4,560,350
Apparel Total			4,560,350
Auto Manufacturers — 0.1%
Auto-Cars/Light Trucks — 0.1%
General Motors Corp.
	7.200% 01/15/11 (h)	2,775,000	409,313

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
	8.375% 07/15/33 (h)	6,915,000	1,063,181
			1,472,494
Auto Manufacturers Total			1,472,494
Auto Parts & Equipment — 0.3%
Auto/Truck Parts & Equipment-Original — 0.1%
TRW Automotive, Inc.
	7.000% 03/15/14 (b)	2,265,000	1,970,550
			1,970,550
Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	3,865,000	3,922,975
	10.500% 05/15/16	630,000	672,525
			4,595,500
Auto Parts & Equipment Total			6,566,050
Entertainment — 0.8%
Casino Services — 0.1%
American Casino & Entertainment Properties LLC
	11.000% 06/15/14 (b)	3,470,000	2,888,775
			2,888,775
Gambling (Non-Hotel) — 0.4%
Boyd Gaming Corp.
	6.750% 04/15/14	1,250,000	1,089,063
	7.125% 02/01/16	2,355,000	1,960,537
Jacobs Entertainment, Inc.
	9.750% 06/15/14	2,285,000	2,056,500
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	1,640,000	1,426,800
	8.625% 08/01/17 (b)	1,780,000	1,753,300
			8,286,200
Music — 0.3%
WMG Acquisition Corp.
	7.375% 04/15/14	3,015,000	2,721,037
WMG Holdings Corp.
	(k) 12/15/14 (12/15/09) (9.500% 12/15/09) (d)	2,570,000	2,235,900
			4,956,937

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Resorts/Theme Parks — 0.0%
Six Flags, Inc.
	9.625% 06/01/14 (h)	1,557,000	132,345
			132,345
Entertainment Total			16,264,257
Home Builders — 0.5%
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.
	5.625% 09/15/14	3,360,000	3,158,400
	5.625% 01/15/16	1,483,000	1,327,285
KB Home
	5.875% 01/15/15	4,750,000	4,298,750
Ryland Group, Inc.
	8.400% 05/15/17	1,400,000	1,421,000
			10,205,435
Home Builders Total			10,205,435
Home Furnishings — 0.0%
Home Furnishings — 0.0%
Simmons Co.
	PIK,
	7.351% 02/15/12 (02/15/10) (c)(l)	2,507,713	37,616
			37,616
Home Furnishings Total			37,616
Lodging — 1.0%
Casino Hotels — 0.5%
Harrah’s Operating Co., Inc.
	10.000% 12/15/18 (b)	2,195,000	1,536,500
Harrahs Operating Escrown LLC/Harrahs Escrow Corp.
	11.250% 06/01/17 (b)	2,620,000	2,665,850
Majestic Star LLC
	9.750% 01/15/11 (m)	2,740,000	277,425
MGM Mirage
	6.750% 09/01/12	6,015,000	4,796,962
Snoqualmie Entertainment Authority
	4.680% 02/01/14 (02/01/10) (b)(c)(d)	375,000	183,750
	9.125% 02/01/15 (b)	2,015,000	1,108,250
			10,568,737
Gambling (Non-Hotel) — 0.2%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15 (b)	4,265,000	895,650
Seminole Indian Tribe of Florida
	7.804% 10/01/20 (b)	3,215,000	2,758,824
			3,654,474

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Hotels & Motels — 0.3%
Host Hotels & Resorts LP
	6.750% 06/01/16	3,095,000	2,878,350
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	3,305,000	2,991,025
			5,869,375
Lodging Total			20,092,586
Retail — 1.4%
Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc.
	8.500% 06/15/19 (b)	2,790,000	2,826,356
Phillips-Van Heusen Corp.
	8.125% 05/01/13	1,760,000	1,786,400
			4,612,756
Retail-Computer Equipment — 0.1%
GameStop Corp. / GameStop, Inc.
	8.000% 10/01/12	1,365,000	1,382,063
			1,382,063
Retail-Discount — 0.2%
Dollar General Corp.
	PIK,
	11.875% 07/15/17	4,445,000	4,989,513
			4,989,513
Retail-Drug Stores — 0.3%
CVS Pass-Through Trust
	8.353% 07/10/31 (b)	1,887,465	2,017,814
Rite Aid Corp.
	9.500% 06/15/17	5,240,000	3,772,800
			5,790,614
Retail-Propane Distributors — 0.4%
AmeriGas Partners LP
	7.125% 05/20/16	2,910,000	2,786,325
	7.250% 05/20/15	990,000	955,350
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	1,365,000	1,351,350
	8.750% 03/01/15 (b)	2,645,000	2,671,450
			7,764,475

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail-Restaurants — 0.1%
McDonald’s Corp.
	5.700% 02/01/39	1,050,000	1,110,551
			1,110,551
Retail-Toy Store — 0.1%
Toys R US, Inc.
	7.375% 10/15/18	3,675,000	2,701,125
			2,701,125
Retail Total			28,351,097
CONSUMER CYCLICAL TOTAL			87,549,885
CONSUMER NON-CYCLICAL — 6.1%
Beverages — 0.3%
Beverages-Non-Alcoholic — 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	2,305,000	2,273,306
			2,273,306
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc.
	8.125% 01/15/12	3,055,000	3,055,000
			3,055,000
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
	7.750% 01/15/19 (b)	760,000	889,878
	8.000% 11/15/39 (b)	645,000	802,539
			1,692,417
Beverages Total			7,020,723
Biotechnology — 0.1%
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	2,025,000	2,025,000
			2,025,000
Biotechnology Total			2,025,000
Commercial Services — 1.3%
Commercial Services — 0.4%
ARAMARK Corp.
	8.500% 02/01/15	4,305,000	4,175,850
Iron Mountain, Inc.
	8.000% 06/15/20	3,755,000	3,628,268
	8.375% 08/15/21	965,000	958,969
			8,763,087

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services-Finance — 0.0%
ACE Cash Express, Inc.
	10.250% 10/01/14 (b)	1,550,000	837,000
			837,000
Funeral Services & Related Items — 0.2%
Service Corp. International
	6.750% 04/01/16	1,980,000	1,861,200
	7.000% 06/15/17	1,920,000	1,795,200
			3,656,400
Private Corrections — 0.3%
Corrections Corp. of America
	6.250% 03/15/13	2,355,000	2,302,013
GEO Group, Inc.
	8.250% 07/15/13	2,865,000	2,850,675
			5,152,688
Rental Auto/Equipment — 0.4%
Ashtead Holdings PLC
	8.625% 08/01/15 (b)	3,149,000	2,763,247
Rental Service Corp.
	9.500% 12/01/14	3,130,000	2,801,350
United Rentals North America, Inc.
	6.500% 02/15/12	2,650,000	2,544,000
			8,108,597
Commercial Services Total			26,517,772
Food — 1.2%
Food-Meat Products — 0.6%
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (b)	5,060,000	5,313,000
Smithfield Foods, Inc.
	10.000% 07/15/14 (b)	3,595,000	3,666,900
Tyson Foods, Inc.
	10.500% 03/01/14	2,480,000	2,765,200
			11,745,100
Food-Miscellaneous/Diversified — 0.5%
Campbell Soup Co.
	4.500% 02/15/19	570,000	577,880
ConAgra Foods, Inc.
	7.000% 10/01/28	855,000	932,864
Del Monte Corp.
	6.750% 02/15/15	2,185,000	2,119,450
Pinnacle Foods Finance LLC
	9.250% 04/01/15	4,500,000	4,308,750

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Reddy Ice Holdings, Inc.
	10.500% 11/01/12	1,875,000	1,434,375
			9,373,319
Retail-Hypermarkets — 0.1%
New Albertsons, Inc.
	8.000% 05/01/31	3,235,000	2,806,362
			2,806,362
Food Total			23,924,781
Healthcare Products — 0.4%
Medical Products — 0.4%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	8,395,000	8,751,788
			8,751,788
Healthcare Products Total			8,751,788
Healthcare Services — 1.9%
Dialysis Centers — 0.1%
DaVita, Inc.
	7.250% 03/15/15	2,245,000	2,166,425
			2,166,425
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc.
	6.000% 03/01/19 (b)	1,650,000	1,826,086
			1,826,086
Medical-HMO — 0.2%
Coventry Health Care, Inc.
	5.875% 01/15/12	780,000	779,732
Health Net, Inc.
	6.375% 06/01/17	2,570,000	2,223,050
WellPoint, Inc.
	7.000% 02/15/19	960,000	1,061,259
			4,064,041
Medical-Hospitals — 1.2%
Community Health Systems, Inc.
	8.875% 07/15/15	6,855,000	6,880,706
HCA, Inc.
	9.250% 11/15/16	2,655,000	2,688,188
	PIK,
	9.625% 11/15/16	13,400,000	13,534,000
			23,102,894

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Physical Therapy/Rehab Centers — 0.1%
Healthsouth Corp.
	10.750% 06/15/16	2,190,000	2,315,925
			2,315,925
Physician Practice Management — 0.2%
U.S. Oncology Holdings, Inc.
	PIK,
	6.904% 03/15/12 (09/15/09) (c)(d)	2,074,000	1,762,900
U.S. Oncology, Inc.
	9.125% 08/15/17 (b)	2,355,000	2,449,200
			4,212,100
Healthcare Services Total			37,687,471
Household Products/Wares — 0.2%
Consumer Products-Miscellaneous — 0.2%
American Greetings Corp.
	7.375% 06/01/16	2,365,000	2,022,075
Jostens IH Corp.
	7.625% 10/01/12	2,250,000	2,261,250
			4,283,325
Household Products/Wares Total			4,283,325
Pharmaceuticals — 0.7%
Medical-Drugs — 0.5%
Elan Finance PLC
	4.440% 11/15/11 (11/15/09) (c)(d)	975,000	916,500
	8.875% 12/01/13	3,205,000	3,092,825
Novartis Securities Investment Ltd.
	5.125% 02/10/19	950,000	1,007,136
Valeant Pharmaceuticals International
	8.375% 06/15/16 (b)	1,540,000	1,563,100
Warner Chilcott Corp.
	8.750% 02/01/15	3,765,000	3,746,175
Wyeth
	5.500% 02/15/16	800,000	861,425
			11,187,161
Pharmacy Services — 0.2%
Omnicare, Inc.
	6.750% 12/15/13	3,480,000	3,288,600

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
	6.875% 12/15/15	650,000	607,750
			3,896,350
Pharmaceuticals Total			15,083,511
CONSUMER NON-CYCLICAL TOTAL			125,294,371
DIVERSIFIED — 0.1%
Diversified Holding Companies — 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
	7.125% 02/15/13	2,135,000	2,028,250
Diversified Holding Companies Total			2,028,250
DIVERSIFIED TOTAL			2,028,250
ENERGY — 6.1%
Coal — 0.5%
Coal — 0.5%
Arch Western Finance LLC
	6.750% 07/01/13	4,330,000	4,135,150
Massey Energy Co.
	6.875% 12/15/13	5,995,000	5,635,300
			9,770,450
Coal Total			9,770,450
Energy-Alternate Sources — 0.1%
Energy-Alternate Sources — 0.1%
Power Sector Assets & Liabilities Management Corp.
	7.250% 05/27/19 (b)	2,500,000	2,575,000
			2,575,000
Energy-Alternate Sources Total			2,575,000
Oil & Gas — 3.0%
Oil Companies-Exploration & Production — 2.4%
Chesapeake Energy Corp.
	6.375% 06/15/15	7,875,000	7,176,094
	9.500% 02/15/15	650,000	663,000
Cimarex Energy Co.
	7.125% 05/01/17	3,894,000	3,601,950
Compton Petroleum Corp.
	7.625% 12/01/13	2,875,000	1,983,750
Connacher Oil & Gas Ltd.
	11.750% 07/15/14 (b)	2,120,000	2,151,800
KCS Energy, Inc.
	7.125% 04/01/12	1,740,000	1,713,900
Newfield Exploration Co.
	6.625% 04/15/16	5,680,000	5,424,400

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Nexen, Inc.
	5.875% 03/10/35	960,000	844,288
	7.500% 07/30/39	295,000	308,999
OPTI Canada, Inc.
	8.250% 12/15/14	5,635,000	3,662,750
Pemex Finance Ltd.
	9.150% 11/15/18	2,485,000	2,750,052
	10.610% 08/15/17	1,650,000	2,065,998
Penn Virginia Corp.
	10.375% 06/15/16	1,960,000	2,062,900
Quicksilver Resources, Inc.
	7.125% 04/01/16	5,430,000	4,506,900
Range Resources Corp.
	7.500% 05/15/16	1,590,000	1,574,100
Ras Laffan Liquefied Natural Gas Co. Ltd. III
	5.500% 09/30/14 (b)	1,000,000	1,034,797
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16 (b)	4,200,000	4,313,526
Southwestern Energy Co.
	7.500% 02/01/18 (b)	2,210,000	2,223,813
XTO Energy, Inc.
	7.500% 04/15/12	340,000	377,858
			48,440,875
Oil Refining & Marketing — 0.4%
Frontier Oil Corp.
	8.500% 09/15/16	1,905,000	1,933,575
Tesoro Corp.
	6.625% 11/01/15	3,225,000	2,886,375
United Refining Co.
	10.500% 08/15/12	2,145,000	1,710,637
Valero Energy Corp.
	6.625% 06/15/37	995,000	864,851
			7,395,438

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil-Field Services — 0.2%
Gazprom International SA
	7.201% 02/01/20	4,989,704	5,002,678
			5,002,678
Oil & Gas Total			60,838,991
Oil & Gas Services — 0.2%
Oil-Field Services — 0.1%
Halliburton Co.
	5.900% 09/15/18	960,000	1,047,675
Smith International, Inc.
	9.750% 03/15/19	470,000	569,784
Weatherford International Ltd.
	5.150% 03/15/13	700,000	729,428
			2,346,887
Seismic Data Collection — 0.1%
Seitel, Inc.
	9.750% 02/15/14	1,530,000	918,000
			918,000
Oil & Gas Services Total			3,264,887
Oil, Gas & Consumable Fuels — 1.1%
Oil Companies-Exploration & Production — 0.5%
Forest Oil Corp.
	8.500% 02/15/14 (b)	4,175,000	4,195,875
PetroHawk Energy Corp.
	7.875% 06/01/15	5,005,000	4,854,850
Talisman Energy, Inc.
	7.750% 06/01/19	1,094,000	1,273,048
			10,323,773
Oil Company-Integrated — 0.6%
Ecopetrol SA
	7.625% 07/23/19 (b)	5,000,000	5,331,500
Petrobras International Finance Co.
	5.875% 03/01/18	4,150,000	4,251,360
	7.875% 03/15/19	3,200,000	3,608,000
			13,190,860
Oil, Gas & Consumable Fuels Total			23,514,633
Pipelines — 1.2%
Pipelines — 1.2%
Atlas Pipeline Partners LP
	8.125% 12/15/15	3,125,000	2,562,500
El Paso Corp.
	6.875% 06/15/14	2,970,000	2,897,226
	7.250% 06/01/18	3,035,000	2,874,840

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Energy Transfer Partners LP
	8.500% 04/15/14	1,700,000	1,954,507
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	670,000	724,350
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	3,850,000	3,522,750
MarkWest Energy Partners LP
	6.875% 11/01/14	2,800,000	2,562,000
	8.500% 07/15/16	1,905,000	1,800,225
Plains All American Pipeline LP
	6.500% 05/01/18	1,520,000	1,607,386
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (c)	1,450,000	1,218,000
	7.625% 01/15/39	575,000	714,086
Williams Companies, Inc.
	7.875% 09/01/21	1,030,000	1,115,319
			23,553,189
Pipelines Total			23,553,189
ENERGY TOTAL			123,517,150
FINANCIALS — 6.0%
Banks — 2.1%
Commercial Banks-Central US — 0.1%
Northern Trust Co.
	6.500% 08/15/18	1,500,000	1,663,093
			1,663,093
Commercial Banks-Non US — 0.0%
Lloyds TSB Group PLC
	6.267% 11/29/49 (11/14/16) (b)(c)(d)	200,000	80,000
			80,000
Commercial Banks-Western U.S. — 1.0%
Citibank NA
	1.875% 05/07/12	20,000,000	20,056,480
			20,056,480
Diversified Banking Institutional — 0.2%
Citigroup, Inc.
	8.125% 07/15/39	1,725,000	1,773,122

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	8.500% 05/22/19	2,150,000	2,350,118
			4,123,240
Fiduciary Banks — 0.3%
Bank of New York Mellon Corp.
	5.450% 05/15/19	4,405,000	4,681,378
Northern Trust Corp.
	5.500% 08/15/13	1,070,000	1,167,152
			5,848,530
Money Center Banks — 0.1%
Comerica Bank
	5.200% 08/22/17	500,000	421,166
Deutsche Bank AG London
	4.875% 05/20/13	2,280,000	2,409,089
			2,830,255
Special Purpose Entity — 0.0%
Capital One Capital IV
	6.745% 02/17/37 (02/17/32) (c)(d)	300,000	216,000
Capital One Capital V
	10.250% 08/15/39	650,000	660,933
			876,933
Super-Regional Banks-US — 0.4%
Capital One Financial Corp.
	5.700% 09/15/11	1,920,000	1,981,154
	7.375% 05/23/14	1,045,000	1,139,934
JPMorgan Chase Capital XX
	6.550% 09/29/36	1,450,000	1,263,752
Keycorp
	6.500% 05/14/13	1,190,000	1,211,915
National City Corp.
	4.900% 01/15/15	1,940,000	1,942,289
USB Capital IX
	6.189% 04/15/49 (c)	845,000	608,400
Wachovia Capital Trust III
	5.800% 03/15/42 (03/15/11) (c)(d)	570,000	367,650
			8,515,094
		Banks Total	43,993,625

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Commercial Banks — 0.1%
Commercial Banks-Non US — 0.1%
Westpac Banking Corp.
	4.200% 02/27/15	2,120,000		2,133,409
				2,133,409
	Commercial Banks Total			2,133,409
Diversified Financial Services — 2.7%
Diversified Financial Services — 0.1%
General Electric Capital Corp.
	6.000% 08/07/19	2,255,000		2,272,093
				2,272,093
Finance-Auto Loans — 1.1%
Ford Motor Credit Co., LLC
	7.500% 08/01/12	1,590,000		1,463,468
	7.800% 06/01/12	8,100,000		7,492,873
	8.000% 12/15/16	3,310,000		2,900,033
GMAC, Inc.
	6.875% 09/15/11 (b)	5,800,000		5,350,500
	8.000% 11/01/31 (b)	6,588,000		5,089,230
				22,296,104
Finance-Consumer Loans — 0.3%
Sears Roebuck Acceptance Corp.
	7.000% 02/01/11	1,275,000		1,262,250
SLM Corp.
	6.500% 06/15/10	NZD	7,865,000	4,448,193
				5,710,443
Finance-Credit Card — 0.1%
Discover Financial Services
	10.250% 07/15/19	2,655,000		2,907,894
				2,907,894
Finance-Investment Banker/Broker — 0.2%
Lazard Group LLC
	7.125% 05/15/15	3,205,000		3,219,541
				3,219,541
Finance-Leasing Company — 0.1%
International Lease Finance Corp.
	4.875% 09/01/10	455,000		425,996
	5.625% 09/15/10	2,250,000		2,112,973
				2,538,969
Investment Management/Advisor Service — 0.1%
Ameriprise Financial, Inc.
	7.300% 06/28/19	610,000		672,707

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Nuveen Investments, Inc.
	10.500% 11/15/15 (b)	3,045,000	2,283,750
			2,956,457
Special Purpose Entity — 0.7%
CDX North America High Yield
	8.875% 06/29/13 (b)	12,180,000	11,251,275
Reliance Intermediate Holdings LP
	9.500% 12/15/19 (b)	2,300,000	2,248,250
			13,499,525
	Diversified Financial Services Total		55,401,026
Insurance — 1.0%
Insurance Brokers — 0.2%
HUB International Holdings, Inc.
	10.250% 06/15/15 (b)	2,205,000	1,852,200
USI Holdings Corp.
	9.750% 05/15/15 (b)	1,665,000	1,359,056
			3,211,256
Life/Health Insurance — 0.3%
Lincoln National Corp.
	8.750% 07/01/19	2,120,000	2,370,698
Principal Life Income Funding Trusts
	5.300% 04/24/13	960,000	978,972
Provident Companies, Inc.
	7.000% 07/15/18	990,000	876,103
Prudential Financial, Inc.
	7.375% 06/15/19	1,450,000	1,575,872
			5,801,645
Multi-Line Insurance — 0.2%
ING Groep NV
	5.775% 12/29/49 (c)	2,550,000	1,415,250
MetLife Capital Trust X
	9.250% 04/08/38 (b)(c)	825,000	802,313
MetLife, Inc.
	6.750% 06/01/16	1,520,000	1,662,719
	10.750% 08/01/39	510,000	573,892
			4,454,174
Property/Casualty Insurance — 0.3%
Asurion Corp.
	6.776% 07/02/15 (09/11/09) (c)(d)(l)	3,810,000	3,520,707

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Crum & Forster Holdings Corp.
	7.750% 05/01/17	3,060,000	2,769,300
			6,290,007
	Insurance Total		19,757,082
Real Estate Investment Trusts (REITs) — 0.1%
REITS-Diversified — 0.1%
Duke Realty LP
	7.375% 02/15/15	335,000	343,461
	8.250% 08/15/19	555,000	559,647
			903,108
REITS-Office Property — 0.0%
Highwoods Properties, Inc.
	5.850% 03/15/17	140,000	124,041
			124,041
	Real Estate Investment Trusts (REITs) Total		1,027,149
Savings & Loans — 0.0%
Savings & Loans/Thrifts-Western US — 0.0%
Wachovia Mortgage FSB
	4.125% 12/15/09	850,000	858,261
			858,261
	Savings & Loans Total		858,261
	FINANCIALS TOTAL		123,170,552
INDUSTRIALS — 4.5%
Aerospace & Defense — 0.6%
Aerospace/Defense — 0.1%
Boeing Co.
	6.000% 03/15/19	840,000	926,512
			926,512
Aerospace/Defense-Equipment — 0.3%
BE Aerospace, Inc.
	8.500% 07/01/18	3,710,000	3,654,350
Sequa Corp.
	11.750% 12/01/15 (b)	4,615,000	2,907,450
			6,561,800
Electronics-Military — 0.2%
L-3 Communications Corp.
	6.375% 10/15/15	4,630,000	4,363,775
			4,363,775
	Aerospace & Defense Total		11,852,087

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Building Materials — 0.3%
Building & Construction Products-Miscellaneous — 0.2%
Nortek, Inc.
	10.000% 12/01/13	1,710,000	1,590,300
Owens Corning
	6.500% 12/01/16	2,485,000	2,355,842
			3,946,142
Building Products-Cement/Aggregation — 0.1%
Texas Industries, Inc.
	7.250% 07/15/13	1,890,000	1,767,150
	7.250% 07/15/13	405,000	378,675
			2,145,825
	Building Materials Total		6,091,967
Electrical Components & Equipment — 0.3%
Wire & Cable Products — 0.3%
Belden, Inc.
	7.000% 03/15/17	3,025,000	2,767,875
General Cable Corp.
	7.125% 04/01/17	2,765,000	2,647,487
			5,415,362
	Electrical Components & Equipment Total		5,415,362
Electronics — 0.1%
Electronic Components-Miscellaneous — 0.1%
Flextronics International Ltd.
	6.250% 11/15/14	1,367,000	1,257,640
			1,257,640
	Electronics Total		1,257,640
Engineering & Construction — 0.1%
Building & Construction-Miscellaneous — 0.1%
Esco Corp.
	8.625% 12/15/13 (b)	1,645,000	1,595,650
			1,595,650
	Engineering & Construction Total		1,595,650
Environmental Control — 0.1%
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.
	7.625% 08/15/16 (b)	2,000,000	2,005,000
			2,005,000
	Environmental Control Total		2,005,000

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery — 0.0%
Finance-Commercial — 0.0%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	580,000	589,668
			589,668
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.
	8.250% 12/15/38	150,000	201,995
			201,995
Machinery Total			791,663
Machinery-Construction & Mining — 0.2%
Machinery-Construction & Mining — 0.2%
Terex Corp.
	8.000% 11/15/17	4,285,000	3,631,538
			3,631,538
Machinery-Construction & Mining Total			3,631,538
Machinery-Diversified — 0.2%
Machinery-General Industry — 0.2%
CPM Holdings, Inc.
	10.625% 09/01/14 (b)	2,365,000	2,388,650
Manitowoc Co., Inc.
	7.125% 11/01/13	3,500,000	2,730,000
			5,118,650
Machinery-Diversified Total			5,118,650
Miscellaneous Manufacturing — 0.8%
Diversified Manufacturing Operators — 0.6%
Bombardier, Inc.
	6.300% 05/01/14 (b)	5,345,000	4,944,125
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	425,000	498,342
Koppers Holdings, Inc.
	(k) 11/15/14 (11/15/09) (9.875% 11/15/09) (d)	2,960,000	2,812,000
Trinity Industries, Inc.
	6.500% 03/15/14	3,095,000	3,017,625
Tyco International Ltd. / Tyco International Finance SA
	6.875% 01/15/21	125,000	135,075
			11,407,167

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Miscellaneous Manufacturing — 0.2%
American Railcar Industries, Inc.
	7.500% 03/01/14	2,390,000	2,216,725
TriMas Corp.
	9.875% 06/15/12	3,415,000	3,064,962
			5,281,687
Miscellaneous Manufacturing Total			16,688,854
Packaging & Containers — 0.8%
Containers-Metal/Glass — 0.5%
BWAY Corp.
	10.000% 04/15/14 (b)	2,195,000	2,277,312
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	2,440,000	2,415,600
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (b)	1,265,000	1,255,513
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	3,940,000	3,979,400
			9,927,825
Containers-Paper/Plastic — 0.3%
Berry Plastics Holding Corp.
	8.875% 09/15/14	3,280,000	2,886,400
Solo Cup Co.
	8.500% 02/15/14	3,000,000	2,752,500
Temple-Inland, Inc.
	6.625% 01/15/16	1,605,000	1,582,546
			7,221,446
Packaging & Containers Total			17,149,271
Transportation — 1.0%
Transportation-Marine — 0.5%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	3,250,000	2,843,750
Ship Finance International Ltd.
	8.500% 12/15/13	2,500,000	2,312,500
Stena AB
	7.500% 11/01/13	2,740,000	2,466,000
Teekay Corp.
	8.875% 07/15/11	1,455,000	1,447,725
			9,069,975
Transportation-Railroad — 0.3%
RailAmerica, Inc.
	9.250% 07/01/17 (b)	1,485,000	1,535,119

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
TFM SA de CV
	9.375% 05/01/12	3,310,000	3,260,350
Union Pacific Corp.
	5.700% 08/15/18	1,440,000	1,538,082
			6,333,551
Transportation-Services — 0.2%
Bristow Group, Inc.
	7.500% 09/15/17	2,360,000	2,230,200
PHI, Inc.
	7.125% 04/15/13	1,910,000	1,771,525
			4,001,725
Transportation Total			19,405,251
INDUSTRIALS TOTAL			91,002,933
TECHNOLOGY — 0.7%
Computers — 0.3%
Computer Services — 0.2%
Sungard Data Systems, Inc.
	9.125% 08/15/13	5,810,000	5,751,900
			5,751,900
Computers-Memory Devices — 0.1%
Seagate Technology International
	10.000% 05/01/14 (b)	1,080,000	1,158,300
			1,158,300
Computers Total			6,910,200
Networking & Telecom Equipment — 0.0%
			806,833
Networking & Telecom Equipment Total			806,833
Semiconductors — 0.3%
Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc.
	9.250% 06/01/16	3,475,000	3,561,875
Freescale Semiconductor, Inc.
	12.500% 12/15/14 (l)	1,850,065	1,742,145
			5,304,020
Semiconductors Total			5,304,020
Software — 0.1%
Enterprise Software/Services — 0.1%
Oracle Corp.
	5.000% 01/15/11	665,000	698,182

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
	6.500% 04/15/38	925,000	1,070,843
			1,769,025
Software Total			1,769,025
TECHNOLOGY TOTAL			14,790,078
UTILITIES — 2.3%
Electric — 2.1%
Electric-Generation — 0.6%
AES Corp.
	7.750% 03/01/14	3,710,000	3,612,612
	8.000% 10/15/17	1,490,000	1,426,675
Edison Mission Energy
	7.000% 05/15/17	2,405,000	1,836,819
Intergen NV
	9.000% 06/30/17 (b)	4,660,000	4,578,450
			11,454,556
Electric-Integrated — 1.0%
CMS Energy Corp.
	6.875% 12/15/15	2,275,000	2,227,734
Commonwealth Edison Co.
	5.950% 08/15/16	950,000	1,025,468
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	895,000	1,050,282
Energy Future Holdings Corp.
	PIK,
	11.250% 11/01/17 (12/01/14) (d)	7,532,700	4,594,947
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	2,265,000	2,197,050
Kansas City Power & Light Co.
	7.150% 04/01/19	835,000	966,750
Mirant Americas Generation LLC
	8.500% 10/01/21	4,545,000	3,749,625
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (b)	865,000	873,812
Texas Competitive Electric Holdings Co. LLC
	PIK,
	10.500% 11/01/16	6,899,374	4,036,134
			20,721,802
Independent Power Producer — 0.5%
Dynegy Holdings, Inc.
	7.125% 05/15/18	5,400,000	3,591,000

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Mirant North America LLC
	7.375% 12/31/13	1,005,000	964,800
NRG Energy, Inc.
	7.375% 02/01/16	1,890,000	1,807,313
	7.375% 01/15/17	2,320,000	2,209,800
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25 (b)	3,030,000	2,530,050
			11,102,963
Electric Total			43,279,321
Gas — 0.2%
Gas-Distribution — 0.2%
Atmos Energy Corp.
	8.500% 03/15/19	580,000	712,545
Centerpoint Energy, Inc.
	5.950% 02/01/17	1,570,000	1,501,892
	6.500% 05/01/18	1,160,000	1,141,002
Sempra Energy
	6.500% 06/01/16	310,000	340,947
			3,696,386
Gas Total			3,696,386
UTILITIES TOTAL			46,975,707

	Total Corporate Fixed-Income Bonds & Notes (cost of $855,688,549)		858,911,386

Mortgage-Backed Securities — 6.4%
Federal Home Loan Mortgage Corp.
	5.000% 05/01/21	11,914,928	12,514,771
	7.500% 03/01/16	45	45
	8.000% 05/01/16	6	7
	9.000% 12/01/18	491	541
	9.000% 01/01/22	15,965	17,792
	9.250% 05/01/16	43,108	47,862
	9.500% 08/01/16	447	497
	9.750% 09/01/16	992	1,094
	10.000% 11/01/16	841	859
	10.000% 10/01/19	1,989	2,227
	10.000% 11/01/19	4,543	5,107
	10.500% 01/01/20	5,092	5,689
	10.750% 05/01/10	230	232
	10.750% 07/01/11	8,510	8,904
	10.750% 09/01/13	1,504	1,527

		Par (a)	Value ($)
Mortgage-Backed Securities — (continued)
	11.250% 08/01/13	575	584
	11.250% 09/01/15	5,568	6,427
Federal National Mortgage Association
	4.000% 01/01/39	18,791,919	18,402,545
	5.000% 09/01/37	11,746,303	12,086,992
	5.500% 11/01/36	8,643,798	9,024,159
	6.000% 10/01/36	3,669,987	3,875,062
	6.000% 02/01/37	11,344,962	11,978,906
	6.000% 08/01/37	17,613,888	18,576,115
	6.500% 12/01/31	17,266	18,646
	6.500% 05/01/32	22,970	24,791
	6.500% 01/01/33	12,047	13,002
	6.500% 05/01/33	58,669	63,357
	6.500% 11/01/36	25,099,809	26,901,407
	6.500% 11/01/37	15,607,744	16,720,711
	8.500% 06/01/15	214	230
	8.500% 09/01/21	3,440	3,476
	9.000% 05/01/12	3,569	3,683
	9.000% 07/01/14	516	556
	9.000% 04/01/16	40	41
	9.000% 08/01/21	19,459	19,676
	10.000% 04/01/14	37,213	40,826
	10.000% 03/01/16	168	171
	10.500% 07/01/14	15,731	15,955
	10.500% 01/01/16	138	141
	10.500% 03/01/16	104,089	117,087
Government National Mortgage Association
	9.000% 05/15/16	19,397	21,208
	9.000% 06/15/16	16,967	18,552
	9.000% 07/15/16	40,260	44,018
	9.000% 08/15/16	34,409	37,621
	9.000% 09/15/16	43,646	47,595
	9.000% 09/15/16	25,296	27,658
	9.000% 10/15/16	8,906	9,737
	9.000% 11/15/16	27,974	30,431
	9.000% 12/15/16	28,685	31,363
	9.000% 01/15/17	2,095	2,329
	9.000% 02/15/17	4,606	5,119
	9.000% 04/15/17	8,589	9,545
	9.000% 07/15/17	23,865	26,521
	9.000% 10/15/17	7,643	8,494
	9.000% 12/15/17	8,223	9,161

		Par (a)	Value ($)
Mortgage-Backed Securities — (continued)
	9.500% 10/15/09	152	153
	9.500% 11/15/09	333	338
	9.500% 10/15/16	6,128	6,804
	9.500% 08/15/17	4,659	5,200
	9.500% 09/15/17	1,782	1,989
	10.000% 01/15/10	51	52
	10.000% 09/15/17	21,298	23,695
	10.000% 11/15/17	3,019	3,359
	10.000% 02/15/18	11,211	12,522
	10.000% 08/15/18	247	276
	10.000% 09/15/18	2,517	2,810
	10.000% 11/15/18	6,520	7,277
	10.000% 03/15/19	6,709	7,519
	10.000% 06/15/19	1,562	1,743
	10.000% 08/15/19	1,414	1,585
	10.000% 11/15/20	1,473	1,659
	10.500% 10/15/15	4,562	5,059
	10.500% 12/15/15	602	668
	10.500% 01/15/16	2,737	3,053
	10.500% 10/15/17	7,542	8,425
	10.500% 12/15/17	2,559	2,860
	10.500% 01/15/18	4,609	5,168
	10.500% 07/15/18	907	1,017
	10.500% 12/15/18	853	952
	10.500% 05/15/19	70	72
	10.500% 06/15/19	1,562	1,758
	10.500% 07/15/19	727	818
	11.000% 09/15/15	42,337	47,382
	11.000% 10/15/15	26,367	29,469
	11.750% 08/15/13	4,876	5,377
	12.000% 05/15/14	204	226

	Total Mortgage-Backed Securities (cost of $126,690,049)		131,020,337

Commercial Mortgage-Backed Securities — 1.1%
COMMERCIAL MORTGAGE - BACKED SECURITIES — 1.1%
Bear Stearns Commercial Mortgage Securities
	4.933% 02/13/42 (09/01/09) (c)(d)	4,845,000	4,622,387
	5.201% 12/11/38	5,000,000	4,456,562
GS Mortgage Securities Corp. II
	5.553% 04/10/38 (09/01/09) (c)(d)	4,898,000	4,302,362

		Par (a)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
COMMERCIAL MORTGAGE - BACKED SECURITIES — (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.440% 06/12/47	4,000,000	3,297,750
Morgan Stanley Capital I
	5.971% 08/12/41 (09/01/09) (c)(d)	3,575,000	3,528,638
Wachovia Bank Commercial Mortgage Trust
	5.726% 06/15/45	2,628,324	2,668,856
COMMERCIAL MORTGAGE - BACKED SECURITIES TOTAL			22,876,555

	Total Commercial Mortgage-Backed Securities (cost of $22,949,686)		22,876,555
Asset-Backed Securities — 0.3%
Equity One ABS, Inc.
	4.205% 04/25/34 (09/01/09) (d)	5,050,000	4,364,879
First Plus Home Loan Trust
	7.720% 05/10/24 (09/01/09) (d)	2,823	2,820
GMAC Mortgage Corp.
	4.865% 09/25/34 (09/01/09) (c)(d)	3,623,797	2,150,781

	Total Asset-Backed Securities (cost of $8,640,401)		6,518,480
Municipal Bonds — 0.2%
CALIFORNIA — 0.2%
CA Cabazon Band Mission Indians
	Series 2004,
	13.000% 10/01/11	2,820,000	1,985,562
CA State
	Series 2009,
	7.550% 04/01/39	2,090,000	2,249,927
	CALIFORNIA TOTAL		4,235,489

	Total Municipal Bonds (cost of $4,841,055)		4,235,489

		Par (a)	Value ($)
Collateralized Mortgage Obligation — 0.0%
AGENCY — 0.0%
Federal Home Loan Mortgage Corp.
	I.O.,
	5.500% 05/15/27	16,572	104
	AGENCY TOTAL		104

	Total Collateralized Mortgage Obligations (cost of $6)		104

		Shares
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., Series A	(b)(c)(j)(n)	40,765	408
	Media Total		408
	COMMUNICATIONS TOTAL		408

	Total Preferred Stock (cost of $408)		408

		Units
Warrant — 0.0%
FINANCIALS — 0.0%
Banks — 0.0%
CNB Capital Trust I	Expires 03/23/19 (j)(n)	46,584	466
	Banks Total		466
	FINANCIALS TOTAL		466

	Total Warrants (cost of $466)		466

		Shares
Securities Lending Collateral — 9.0%
	State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.416%) (o)	183,654,895	183,654,895

	Total Securities Lending Collateral (cost of $183,654,895)		183,654,895

		Par ($)
Short-Term Obligation — 3.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 02/16/17, market value $62,157,775 (repurchase proceeds $60,938,237)	60,938,000	60,938,000

	Total Short-Term Obligation (cost of $60,938,000)		60,938,000

Total Investments — 107.5% (cost of $2,135,752,987)(p)(q)	$2,192,423,877

Obligation to Return Collateral for Securities Loaned — (9.0)%	(183,654,895)

Other Assets & Liabilities, Net — 1.5%	30,174,664

Net Assets — 100.0%	$2,038,943,646

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are market to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Swap agreements are stated at fair value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not relaible, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Fund’s investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$279,116,620	$645,151,137	$—	$924,267,757
Corporate Fixed-Income Bonds & Notes
Basic Materials	—	76,838,770	—	76,838,770
Communications	—	167,664,940	78,750	167,743,690
Consumer Cyclical	—	87,549,885	—	87,549,885
Consumer Non Cyclical	—	125,294,371	—	125,294,371
Diversified	—	2,028,250	—	2,028,250
Energy	—	123,517,150	—	123,517,150
Financials	—	123,170,552	—	123,170,552

Industrials	—	91,002,933	—	91,002,933
Technology	—	14,790,078	—	14,790,078
Utilities	—	46,975,707	—	46,975,707
Total Corporate Fixed-Income Bonds & Notes	—	858,832,636	78,750	858,911,386
Total Mortgage-Backed Securities	—	131,020,337	—	131,020,337
Total Commercial Mortgage-Backed Securities	—	22,876,555	—	22,876,555
Total Asset-Backed Securities	—	6,518,480	—	6,518,480
Total Municipal Bonds	—	4,235,489	—	4,235,489
Total Collateralized Mortgage Obligation	—	104	—	104
Total Preferred Stock	—	—	408	408
Total Warrants	—	—	466	466
Total Securities Lending Collateral	183,654,895	—	—	183,654,895
Total Short-Term Obligation	—	60,938,000	—	60,938,000
Total Investments	462,771,515	1,729,572,738	79,624	2,192,423,877
Forward Foreign Currency Exchange Contracts	—	65,607	—	65,607
Credit Default Swap Contracts	—	(61,337)	—	(61,337)
Total	$462,771,515	$1,729,577,008	$79,624	$2,192,428,147

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending August 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of May 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of August 31, 2009
Corporate Fixed-Income Bonds & Notes
Communications
	$78,750	$—	$—	$—	$—	$—	$—	$—	$78,750
	—	—	—	—	—	—	—	—	—
Utilities
	335,397	—	(29,091)	32,513	—	(338,819)	—	—	—
Preferred Stock
Communications
	408	—	—	—	—	—	—	—	408
Warrants
Financials
	466	—	—	—	—	—	—	—	466

	$415,021	$—	$(29,091)	$32,513	$—	$(338,819)	$—	$—	$79,624

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

	The change in unrealized appreciation attributable to securities owned at August 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $32,513.

(a)	Principal amount is stated in U.S. dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities, which are not illiquid except for the following, amounted to $224,863,756, which represents 11.0% of net assets.

		Acquisition
	Security	Date	Par/Shares	Cost	Value

	CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	$40,765	$408	$408

	Local TV Finance LLC PIK, 9.250% 06/15/15	05/02/07 - 06/01/09	1,979,250	1,818,414	534,398

	Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	1,150,000	1,150,000	1,035,000

	Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07 - 10/04/07	3,215,000	3,265,055	2,758,824

	Wind Acquisition Finance SA 11.750% 07/15/17	07/01/09	1,755,000	2,469,772	2,604,026
					$6,932,656

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2009.

(d)	Parenthetical date represents the next reset date for the security.

(e)	A portion of this security is pledged as collateral for credit default swap contracts. At August 31, 2009, the market value of the pledged security amounted to $657,250.

(f)	All or a portion of this security was on loan at August 31, 2009. The total market value of securities on loan at August 31, 2009 is $180,913,994.

(g)	Zero coupon bond.

(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued. At August 31, 2009, the value of these securities amounted to $4,653,339 which represents 0.2% of net assets.

(i)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is being accrued.  At August 31, 2009, the value of these securities amounted to $9,078,169, which represents 0.4% of net assets.

(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $79,624, which represents less than 0.1% of net assets.

(k)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(l)	Loan participation agreement.

(m)	The issuer is in default of certain debt covenants, Income is not being accrued. At August 31, 2009, the value of this security amounted to $277,425, which represents less than 0.1% of net assets.

(n)	Non-income producing security.

(o)	Investment made with cash collateral received from securities lending activity.

(p)	Cost for federal income tax purposes is $2,153,233,519.

(q)	Unrealized appreciation and depreciation at August 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$113,906,496	$(74,716,138)	$39,190,358

Forward foreign currency exchange contracts outstanding on August 31, 2009 are:

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
CAD	$5,891,998	$5,979,225	09/16/09	$(87,227)

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$10,550,788	$10,667,184	09/16/09	$116,396
CAD	9,089,381	9,255,986	09/23/09	166,605
EUR	9,067,663	8,994,827	09/16/09	(72,836)
EUR	9,067,663	8,989,141	09/16/09	(78,522)
EUR	1,892,384	1,868,486	09/17/09	(23,898)
EUR	11,175,179	11,145,213	09/23/09	(29,966)
EUR	10,780,930	10,749,840	09/23/09	(31,090)
EUR	4,687,984	4,675,390	09/23/09	(12,594)
GBP	9,246,445	9,365,184	09/16/09	118,739
				$152,834

At August 31, 2009, the Fund has entered into the following credit default swap contract:

Swap	Referenced	Receive Buy/Sell		Expiration	Notional	Value of
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	Contract
Barclays Capital	Brazil 12.25% 03/06/30	Buy	1.470%	09/20/14	$10,000,000	$(61,337)

Acronym	Name

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
I.O.	Interest Only
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
P.O.	Principal Only
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
ZAR	South African Rand

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 23, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	October 23, 2009